SEPARATE ACCOUNT NO. 45

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company and the Contractowners of Separate Account No. 45

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the variable investment options of Separate Account No. 45 indicated in the table below as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the variable investment options of Separate Account No. 45 as of December 31, 2025, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

1290 VT GAMCO MERGERS & ACQUISITIONS	EQ/INTERMEDIATE GOVERNMENT BOND
1290 VT GAMCO SMALL COMPANY VALUE	EQ/INTERNATIONAL CORE MANAGED VOLATILITY
1290 VT SMARTBETA EQUITY ESG	EQ/INTERNATIONAL EQUITY INDEX
1290 VT SOCIALLY RESPONSIBLE	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY
EQ/400 MANAGED VOLATILITY	EQ/JANUS ENTERPRISE
EQ/2000 MANAGED VOLATILITY	EQ/LARGE CAP CORE MANAGED VOLATILITY
EQ/AB SHORT DURATION GOVERNMENT BOND	EQ/LARGE CAP GROWTH INDEX
EQ/AB SMALL CAP GROWTH	EQ/LARGE CAP GROWTH MANAGED VOLATILITY
EQ/AGGRESSIVE ALLOCATION	EQ/LARGE CAP VALUE INDEX
EQ/AGGRESSIVE GROWTH STRATEGY	EQ/LARGE CAP VALUE MANAGED VOLATILITY
EQ/BALANCED STRATEGY	EQ/MID CAP INDEX
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	EQ/MID CAP VALUE MANAGED VOLATILITY
EQ/COMMON STOCK INDEX	EQ/MODERATE ALLOCATION
EQ/CONSERVATIVE ALLOCATION	EQ/MODERATE-PLUS ALLOCATION
EQ/CONSERVATIVE-PLUS ALLOCATION	EQ/MONEY MARKET
EQ/CORE BOND INDEX	EQ/QUALITY BOND PLUS
EQ/EQUITY 500 INDEX	EQ/SMALL COMPANY INDEX
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	MULTIMANAGER TECHNOLOGY
EQ/GLOBAL EQUITY MANAGED VOLATILITY

Basis for Opinions

These financial statements are the responsibility of the Equitable Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Separate Account No. 45 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the variable investment options of Separate Account No. 45 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2025 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 9, 2026

We have served as the auditor of one or more of the variable investment options of Separate Account No. 45 since 1995.

FSA-2

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2025

	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*	EQ/400 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$3,261,052	$23,715,084	$4,038,503	$1,882,879	$4,916,545	$8,111,819
Receivable for shares of the Portfolios sold	126	919	157	76	198	12,022
Receivable for policy-related transactions	1,464	44,568	—	—	—	—

Total assets	3,262,642	23,760,571	4,038,660	1,882,955	4,916,743	8,123,841

Liabilities:
Payable for policy-related transactions	—	—	144	76	198	9,953

Total liabilities	—	—	144	76	198	9,953

Net Assets	$3,262,642	$23,760,571	$4,038,516	$1,882,879	$4,916,545	$8,113,888

Net Assets:
Accumulation unit values	$3,253,960	$23,629,948	$4,038,107	$1,827,821	$4,861,488	$8,066,216
Retained by Equitable Financial in Separate Account No. 45	8,682	130,623	409	55,058	55,057	47,672

Total Net Assets	$3,262,642	$23,760,571	$4,038,516	$1,882,879	$4,916,545	$8,113,888

Investments in shares of the Portfolios, at cost	$2,896,128	$21,302,002	$3,498,024	$1,438,682	$4,879,030	$7,198,382

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-3

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/AB SHORT DURATION GOVERNMENT BOND*	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/AGGRESSIVE GROWTH STRATEGY*	EQ/BALANCED STRATEGY*	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$8,888,377	$34,673,029	$15,445,824	$4,579,557	$16,742,801	$3,004,406
Receivable for shares of the Portfolios sold	339	1,439	115	296	946	114
Receivable for policy-related transactions	—	4,302	—	—	—	3,897

Total assets	8,888,716	34,678,770	15,445,939	4,579,853	16,743,747	3,008,417

Liabilities:
Payable for policy-related transactions	3,413	—	39,266	1,943	923	—

Total liabilities	3,413	—	39,266	1,943	923	—

Net Assets	$8,885,303	$34,678,770	$15,406,673	$4,577,910	$16,742,824	$3,008,417

Net Assets:
Accumulation unit values	$8,885,303	$34,620,929	$15,406,673	$4,577,910	$16,741,427	$3,002,819
Retained by Equitable Financial in Separate Account No. 45	—	57,841	—	—	1,397	5,598

Total Net Assets	$8,885,303	$34,678,770	$15,406,673	$4,577,910	$16,742,824	$3,008,417

Investments in shares of the Portfolios, at cost	$8,849,556	$31,839,757	$13,902,629	$4,041,359	$15,851,990	$2,138,901

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-4

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*	EQ/EQUITY 500 INDEX*	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$189,407,306	$18,270,545	$20,391,149	$33,705,429	$87,590,764	$888,250
Receivable for shares of the Portfolios sold	273,452	721	902	6,244	—	103
Receivable for policy-related transactions	—	—	73,811	46,090	131,236	2,079

Total assets	189,680,758	18,271,266	20,465,862	33,757,763	87,722,000	890,432

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	129,432	—
Payable for policy-related transactions	155,247	12,149	—	—	—	—

Total liabilities	155,247	12,149	—	—	129,432	—

Net Assets	$189,525,511	$18,259,117	$20,465,862	$33,757,763	$87,592,568	$890,432

Net Assets:
Accumulation unit values	$189,259,708	$18,259,117	$20,378,732	$33,673,971	$87,376,134	$887,855
Retained by Equitable Financial in Separate Account No. 45	265,803	—	87,130	83,792	216,434	2,577

Total Net Assets	$189,525,511	$18,259,117	$20,465,862	$33,757,763	$87,592,568	$890,432

Investments in shares of the Portfolios, at cost	$146,272,641	$17,960,057	$19,968,409	$32,745,693	$58,668,654	$890,782

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-5

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/JANUS ENTERPRISE*
Assets:
Investments in shares of the Portfolios, at fair value	$26,675,409	$11,572,715	$11,571,347	$33,053,870	$13,058,409	$8,840,776
Receivable for shares of the Portfolios sold	1,035	474	445	—	15,118	341
Receivable for policy-related transactions	—	19,292	15,886	56,103	—	—

Total assets	26,676,444	11,592,481	11,587,678	33,109,973	13,073,527	8,841,117

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	53,195	—	—
Payable for policy-related transactions	28,376	—	—	—	15,118	14,276

Total liabilities	28,376	—	—	53,195	15,118	14,276

Net Assets	$26,648,068	$11,592,481	$11,587,678	$33,056,778	$13,058,409	$8,826,841

Net Assets:
Accumulation unit values	$26,625,511	$11,552,579	$11,545,206	$33,024,936	$12,998,629	$8,826,841
Retained by Equitable Financial in Separate Account No. 45	22,557	39,902	42,472	31,842	59,780	—

Total Net Assets	$26,648,068	$11,592,481	$11,587,678	$33,056,778	$13,058,409	$8,826,841

Investments in shares of the Portfolios, at cost	$24,289,657	$11,417,900	$10,139,679	$24,921,178	$11,503,678	$8,553,079

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-6

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/MID CAP INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$42,142,963	$67,223,106	$137,769,590	$10,729,369	$145,107,937	$22,886,036
Receivable for shares of the Portfolios sold	77,607	2,654	83,506	96,115	131,941	52,529
Receivable for policy-related transactions	—	266,985	—	—	38,106	—

Total assets	42,220,570	67,492,745	137,853,096	10,825,484	145,277,984	22,938,565

Liabilities:
Payable for policy-related transactions	77,108	—	55,059	95,753	—	45,033
Total liabilities	77,108	—	55,059	95,753	—	45,033

Net Assets	$42,143,462	$67,492,745	$137,798,037	$10,729,731	$145,277,984	$22,893,532

Net Assets:
Accumulation unit values	$41,987,902	$66,999,481	$137,623,641	$10,719,222	$145,034,298	$22,850,263
Retained by Equitable Financial in Separate Account No. 45	155,560	493,264	174,396	10,509	243,686	43,269

Total Net Assets	$42,143,462	$67,492,745	$137,798,037	$10,729,731	$145,277,984	$22,893,532

Investments in shares of the Portfolios, at cost	$42,269,997	$46,956,231	$121,455,568	$9,458,878	$139,059,446	$21,214,891

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-7

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$35,735,661	$84,955,913	$50,641,587	$20,783,768	$13,939,102	$10,895,690
Receivable for shares of the Portfolios sold	15,617	258,338	1,963	—	580	490
Receivable for policy-related transactions	—	—	46,533	441,189	—	17,553

Total assets	35,751,278	85,214,251	50,690,083	21,224,957	13,939,682	10,913,733

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	440,677	—	—
Payable for policy-related transactions	7,403	210,937	—	—	191	—

Total liabilities	7,403	210,937	—	440,677	191	—

Net Assets	$35,743,875	$85,003,314	$50,690,083	$20,784,280	$13,939,491	$10,913,733

Net Assets:
Accumulation unit values	$35,680,420	$84,856,394	$50,619,562	$20,770,613	$13,913,688	$10,877,363
Retained by Equitable Financial in Separate Account No. 45	63,455	146,920	70,521	13,667	25,803	36,370

Total Net Assets	$35,743,875	$85,003,314	$50,690,083	$20,784,280	$13,939,491	$10,913,733

Investments in shares of the Portfolios, at cost	$36,537,833	$81,424,022	$47,814,214	$20,788,133	$13,796,024	$9,303,520

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-8

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

MULTIMANAGER TECHNOLOGY*
Assets:
Investments in shares of the Portfolios, at fair value	$33,753,575
Receivable for shares of the Portfolios sold	1,389

Receivable for policy-related transactions	3,664

Total assets	33,758,628

Net Assets	$33,758,628

Net Assets:
Accumulation unit values	$33,654,779
Retained by Equitable Financial in Separate Account No. 45	103,849

Total Net Assets	$33,758,628

Investments in shares of the Portfolios, at cost	$25,708,737

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-9

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held (000’s)

1290 VT GAMCO MERGERS & ACQUISITIONS	CLASS IB	240

1290 VT GAMCO SMALL COMPANY VALUE	CLASS IB	311

1290 VT SMARTBETA EQUITY ESG	CLASS IB	207

1290 VT SOCIALLY RESPONSIBLE	CLASS IB	76

EQ/400 MANAGED VOLATILITY	CLASS IB	225

EQ/2000 MANAGED VOLATILITY	CLASS IB	394

EQ/AB SHORT DURATION GOVERNMENT BOND	CLASS IB	904

EQ/AB SMALL CAP GROWTH	CLASS IB	2,343

EQ/AGGRESSIVE ALLOCATION	CLASS IB	1,460

EQ/AGGRESSIVE GROWTH STRATEGY	CLASS IB	261

EQ/BALANCED STRATEGY	CLASS IB	1,049

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	CLASS IB	229

EQ/COMMON STOCK INDEX	CLASS IA	478

EQ/COMMON STOCK INDEX	CLASS IB	3,109

EQ/CONSERVATIVE ALLOCATION	CLASS IB	2,204

EQ/CONSERVATIVE-PLUS ALLOCATION	CLASS IB	2,457

EQ/CORE BOND INDEX	CLASS IB	3,544

EQ/EQUITY 500 INDEX	CLASS IB	916

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	CLASS IB	64

EQ/GLOBAL EQUITY MANAGED VOLATILITY	CLASS IB	1,557

EQ/INTERMEDIATE GOVERNMENT BOND	CLASS IA	58

EQ/INTERMEDIATE GOVERNMENT BOND	CLASS IB	1,140

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	CLASS IB	945

EQ/INTERNATIONAL EQUITY INDEX	CLASS IA	248

EQ/INTERNATIONAL EQUITY INDEX	CLASS IB	2,176

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	CLASS IB	874

EQ/JANUS ENTERPRISE	CLASS IB	424

EQ/LARGE CAP CORE MANAGED VOLATILITY	CLASS IB	4,037

EQ/LARGE CAP GROWTH INDEX	CLASS IB	2,356

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	CLASS IB	4,261

EQ/LARGE CAP VALUE INDEX	CLASS IB	946

EQ/LARGE CAP VALUE MANAGED VOLATILITY	CLASS IB	7,973

EQ/MID CAP INDEX	CLASS IB	1,430

EQ/MID CAP VALUE MANAGED VOLATILITY	CLASS IB	2,339

EQ/MODERATE ALLOCATION	CLASS IA	745

EQ/MODERATE ALLOCATION	CLASS IB	6,254

EQ/MODERATE-PLUS ALLOCATION	CLASS IB	5,248

The accompanying notes are an integral part of these financial statements.

FSA-10

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Share Class**	Portfolio Shares Held (000’s)

EQ/MONEY MARKET	CLASS IA	3,148

EQ/MONEY MARKET	CLASS IB	17,636

EQ/QUALITY BOND PLUS	CLASS IB	1,792

EQ/SMALL COMPANY INDEX	CLASS IB	879

MULTIMANAGER TECHNOLOGY	CLASS IB	823

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT GAMCO MERGERS & ACQUISITIONS	0.50%	CLASS IB	$25.49	—
1290 VT GAMCO MERGERS & ACQUISITIONS	1.15%	CLASS IB	$22.26	33
1290 VT GAMCO MERGERS & ACQUISITIONS	1.35%	CLASS IB	$21.35	55
1290 VT GAMCO MERGERS & ACQUISITIONS	1.55%	CLASS IB	$20.47	54
1290 VT GAMCO MERGERS & ACQUISITIONS	1.60%	CLASS IB	$20.26	9
1290 VT GAMCO MERGERS & ACQUISITIONS	1.70%	CLASS IB	$19.84	3

1290 VT GAMCO SMALL COMPANY VALUE	1.15%	CLASS IB	$139.27	42
1290 VT GAMCO SMALL COMPANY VALUE	1.35%	CLASS IB	$129.10	61
1290 VT GAMCO SMALL COMPANY VALUE	1.55%	CLASS IB	$119.66	61
1290 VT GAMCO SMALL COMPANY VALUE	1.60%	CLASS IB	$117.41	22

1290 VT SMARTBETA EQUITY ESG	1.15%	CLASS IB	$18.23	50
1290 VT SMARTBETA EQUITY ESG	1.35%	CLASS IB	$18.03	77
1290 VT SMARTBETA EQUITY ESG	1.55%	CLASS IB	$17.82	67
1290 VT SMARTBETA EQUITY ESG	1.60%	CLASS IB	$17.77	31

1290 VT SOCIALLY RESPONSIBLE	1.15%	CLASS IB	$43.67	1
1290 VT SOCIALLY RESPONSIBLE	1.35%	CLASS IB	$41.40	18
1290 VT SOCIALLY RESPONSIBLE	1.55%	CLASS IB	$39.24	24
1290 VT SOCIALLY RESPONSIBLE	1.60%	CLASS IB	$38.72	2

EQ/400 MANAGED VOLATILITY	1.15%	CLASS IB	$24.93	30
EQ/400 MANAGED VOLATILITY	1.35%	CLASS IB	$24.30	50
EQ/400 MANAGED VOLATILITY	1.55%	CLASS IB	$23.69	93
EQ/400 MANAGED VOLATILITY	1.60%	CLASS IB	$23.53	30

EQ/2000 MANAGED VOLATILITY	0.50%	CLASS IB	$24.86	1
EQ/2000 MANAGED VOLATILITY	1.15%	CLASS IB	$22.88	91
EQ/2000 MANAGED VOLATILITY	1.35%	CLASS IB	$22.31	132
EQ/2000 MANAGED VOLATILITY	1.55%	CLASS IB	$21.74	90
EQ/2000 MANAGED VOLATILITY	1.60%	CLASS IB	$21.60	48
EQ/2000 MANAGED VOLATILITY	1.70%	CLASS IB	$21.33	1

EQ/AB SHORT DURATION GOVERNMENT BOND	1.15%	CLASS IB	$9.92	202
EQ/AB SHORT DURATION GOVERNMENT BOND	1.35%	CLASS IB	$9.67	384
EQ/AB SHORT DURATION GOVERNMENT BOND	1.55%	CLASS IB	$9.43	245
EQ/AB SHORT DURATION GOVERNMENT BOND	1.60%	CLASS IB	$9.37	85
EQ/AB SHORT DURATION GOVERNMENT BOND	1.70%	CLASS IB	$9.25	6

The accompanying notes are an integral part of these financial statements.

FSA-11

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/AB SMALL CAP GROWTH	1.15%	CLASS IB	$72.55	93
EQ/AB SMALL CAP GROWTH	1.15%	CLASS IB	$75.17	14
EQ/AB SMALL CAP GROWTH	1.35%	CLASS IB	$68.45	150
EQ/AB SMALL CAP GROWTH	1.55%	CLASS IB	$64.58	205
EQ/AB SMALL CAP GROWTH	1.60%	CLASS IB	$63.65	51
EQ/AB SMALL CAP GROWTH	1.70%	CLASS IB	$61.83	1

EQ/AGGRESSIVE ALLOCATION	1.15%	CLASS IB	$33.55	147
EQ/AGGRESSIVE ALLOCATION	1.35%	CLASS IB	$32.09	104
EQ/AGGRESSIVE ALLOCATION	1.55%	CLASS IB	$30.70	160
EQ/AGGRESSIVE ALLOCATION	1.60%	CLASS IB	$30.36	71
EQ/AGGRESSIVE ALLOCATION	1.70%	CLASS IB	$32.87	2

EQ/AGGRESSIVE GROWTH STRATEGY	1.15%	CLASS IB	$16.48	50
EQ/AGGRESSIVE GROWTH STRATEGY	1.35%	CLASS IB	$16.29	105
EQ/AGGRESSIVE GROWTH STRATEGY	1.55%	CLASS IB	$16.11	92
EQ/AGGRESSIVE GROWTH STRATEGY	1.60%	CLASS IB	$16.06	35

EQ/BALANCED STRATEGY	1.15%	CLASS IB	$11.20	294
EQ/BALANCED STRATEGY	1.35%	CLASS IB	$11.10	581
EQ/BALANCED STRATEGY	1.55%	CLASS IB	$10.99	457
EQ/BALANCED STRATEGY	1.60%	CLASS IB	$10.97	180

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.15%	CLASS IB	$36.24	24
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.35%	CLASS IB	$34.85	34
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.55%	CLASS IB	$33.51	16
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.60%	CLASS IB	$33.19	12

EQ/COMMON STOCK INDEX	1.15%	CLASS IA	$629.69	40
EQ/COMMON STOCK INDEX	1.15%	CLASS IB	$606.03	72
EQ/COMMON STOCK INDEX	1.35%	CLASS IB	$547.75	136
EQ/COMMON STOCK INDEX	1.55%	CLASS IB	$494.99	59
EQ/COMMON STOCK INDEX	1.60%	CLASS IB	$482.61	34
EQ/COMMON STOCK INDEX	1.70%	CLASS IB	$917.57	—

EQ/CONSERVATIVE ALLOCATION	1.15%	CLASS IB	$15.12	368
EQ/CONSERVATIVE ALLOCATION	1.35%	CLASS IB	$14.46	282
EQ/CONSERVATIVE ALLOCATION	1.55%	CLASS IB	$13.83	419
EQ/CONSERVATIVE ALLOCATION	1.60%	CLASS IB	$13.68	206

EQ/CONSERVATIVE-PLUS ALLOCATION	1.15%	CLASS IB	$18.96	378
EQ/CONSERVATIVE-PLUS ALLOCATION	1.35%	CLASS IB	$18.14	318
EQ/CONSERVATIVE-PLUS ALLOCATION	1.55%	CLASS IB	$17.35	285
EQ/CONSERVATIVE-PLUS ALLOCATION	1.60%	CLASS IB	$17.16	145
EQ/CONSERVATIVE-PLUS ALLOCATION	1.70%	CLASS IB	$17.85	—

EQ/CORE BOND INDEX	0.50%	CLASS IB	$18.58	1
EQ/CORE BOND INDEX	1.15%	CLASS IB	$15.47	465
EQ/CORE BOND INDEX	1.35%	CLASS IB	$14.62	770
EQ/CORE BOND INDEX	1.55%	CLASS IB	$13.81	791
EQ/CORE BOND INDEX	1.60%	CLASS IB	$13.61	313
EQ/CORE BOND INDEX	1.70%	CLASS IB	$13.23	2

EQ/EQUITY 500 INDEX	1.15%	CLASS IB	$153.94	126
EQ/EQUITY 500 INDEX	1.35%	CLASS IB	$144.32	260
EQ/EQUITY 500 INDEX	1.55%	CLASS IB	$135.29	164
EQ/EQUITY 500 INDEX	1.60%	CLASS IB	$133.13	61
EQ/EQUITY 500 INDEX	1.70%	CLASS IB	$128.89	1

The accompanying notes are an integral part of these financial statements.

FSA-12

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.15%	CLASS IB	$26.78	8
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.35%	CLASS IB	$25.75	10
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.55%	CLASS IB	$24.76	8
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.60%	CLASS IB	$24.52	9
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.70%	CLASS IB	$24.04	—

EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.50%	CLASS IB	$57.35	—
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.15%	CLASS IB	$47.62	107
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.35%	CLASS IB	$44.96	234
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.55%	CLASS IB	$42.44	173
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.60%	CLASS IB	$41.83	88
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.70%	CLASS IB	$40.65	—

EQ/INTERMEDIATE GOVERNMENT BOND	1.15%	CLASS IA	$21.94	26
EQ/INTERMEDIATE GOVERNMENT BOND	0.50%	CLASS IB	$26.58	—
EQ/INTERMEDIATE GOVERNMENT BOND	1.15%	CLASS IB	$21.16	43
EQ/INTERMEDIATE GOVERNMENT BOND	1.35%	CLASS IB	$19.72	98
EQ/INTERMEDIATE GOVERNMENT BOND	1.55%	CLASS IB	$18.38	213
EQ/INTERMEDIATE GOVERNMENT BOND	1.60%	CLASS IB	$18.06	229
EQ/INTERMEDIATE GOVERNMENT BOND	1.70%	CLASS IB	$17.43	5

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.50%	CLASS IB	$27.73	—
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.15%	CLASS IB	$23.28	120
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.35%	CLASS IB	$22.06	171
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.55%	CLASS IB	$20.89	184
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.60%	CLASS IB	$20.61	55

EQ/INTERNATIONAL EQUITY INDEX	1.15%	CLASS IA	$28.44	121
EQ/INTERNATIONAL EQUITY INDEX	0.50%	CLASS IB	$33.50	1
EQ/INTERNATIONAL EQUITY INDEX	1.15%	CLASS IB	$27.38	180
EQ/INTERNATIONAL EQUITY INDEX	1.35%	CLASS IB	$25.73	460
EQ/INTERNATIONAL EQUITY INDEX	1.55%	CLASS IB	$24.17	378
EQ/INTERNATIONAL EQUITY INDEX	1.60%	CLASS IB	$23.80	150
EQ/INTERNATIONAL EQUITY INDEX	1.70%	CLASS IB	$23.07	3

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.15%	CLASS IB	$33.09	81
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.35%	CLASS IB	$31.22	155
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.55%	CLASS IB	$29.45	128
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.60%	CLASS IB	$29.03	59

EQ/JANUS ENTERPRISE	1.15%	CLASS IB	$51.47	38
EQ/JANUS ENTERPRISE	1.35%	CLASS IB	$49.36	69
EQ/JANUS ENTERPRISE	1.55%	CLASS IB	$47.34	58
EQ/JANUS ENTERPRISE	1.60%	CLASS IB	$46.84	15

EQ/LARGE CAP CORE MANAGED VOLATILITY	0.50%	CLASS IB	$52.50	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.15%	CLASS IB	$43.99	219
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.35%	CLASS IB	$41.65	392
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.55%	CLASS IB	$39.43	296
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.60%	CLASS IB	$38.89	112

EQ/LARGE CAP GROWTH INDEX	1.15%	CLASS IB	$58.86	159
EQ/LARGE CAP GROWTH INDEX	1.35%	CLASS IB	$55.76	489
EQ/LARGE CAP GROWTH INDEX	1.55%	CLASS IB	$52.82	401
EQ/LARGE CAP GROWTH INDEX	1.60%	CLASS IB	$52.11	175
EQ/LARGE CAP GROWTH INDEX	1.70%	CLASS IB	$50.72	2

The accompanying notes are an integral part of these financial statements.

FSA-13

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.15%	CLASS IB	$94.51	413
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.35%	CLASS IB	$89.18	604
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.55%	CLASS IB	$84.14	364
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.60%	CLASS IB	$82.92	168
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.70%	CLASS IB	$80.54	2

EQ/LARGE CAP VALUE INDEX	1.15%	CLASS IB	$20.98	136
EQ/LARGE CAP VALUE INDEX	1.35%	CLASS IB	$20.43	186
EQ/LARGE CAP VALUE INDEX	1.55%	CLASS IB	$19.32	157
EQ/LARGE CAP VALUE INDEX	1.60%	CLASS IB	$19.13	51
EQ/LARGE CAP VALUE INDEX	1.70%	CLASS IB	$18.74	3

EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.50%	CLASS IB	$50.57	—
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.15%	CLASS IB	$22.08	1,152
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.15%	CLASS IB	$22.37	402
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.35%	CLASS IB	$39.77	1,257
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.55%	CLASS IB	$37.57	1,106
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.60%	CLASS IB	$37.04	506
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.70%	CLASS IB	$36.00	8

EQ/MID CAP INDEX	0.50%	CLASS IB	$48.18	—
EQ/MID CAP INDEX	1.15%	CLASS IB	$40.80	115
EQ/MID CAP INDEX	1.35%	CLASS IB	$38.76	194
EQ/MID CAP INDEX	1.55%	CLASS IB	$36.82	214
EQ/MID CAP INDEX	1.60%	CLASS IB	$36.35	74
EQ/MID CAP INDEX	1.70%	CLASS IB	$35.43	2

EQ/MID CAP VALUE MANAGED VOLATILITY	1.15%	CLASS IB	$47.79	167
EQ/MID CAP VALUE MANAGED VOLATILITY	1.35%	CLASS IB	$45.09	211
EQ/MID CAP VALUE MANAGED VOLATILITY	1.55%	CLASS IB	$42.54	313
EQ/MID CAP VALUE MANAGED VOLATILITY	1.60%	CLASS IB	$41.93	112
EQ/MID CAP VALUE MANAGED VOLATILITY	1.70%	CLASS IB	$40.73	4

EQ/MODERATE ALLOCATION	1.15%	CLASS IA	$98.77	92
EQ/MODERATE ALLOCATION	0.50%	CLASS IB	$120.30	—
EQ/MODERATE ALLOCATION	1.15%	CLASS IB	$92.59	154
EQ/MODERATE ALLOCATION	1.35%	CLASS IB	$85.39	313
EQ/MODERATE ALLOCATION	1.55%	CLASS IB	$78.75	320
EQ/MODERATE ALLOCATION	1.60%	CLASS IB	$77.17	123
EQ/MODERATE ALLOCATION	1.70%	CLASS IB	$74.10	1

EQ/MODERATE-PLUS ALLOCATION	1.15%	CLASS IB	$27.43	490
EQ/MODERATE-PLUS ALLOCATION	1.35%	CLASS IB	$26.24	511
EQ/MODERATE-PLUS ALLOCATION	1.55%	CLASS IB	$25.10	677
EQ/MODERATE-PLUS ALLOCATION	1.60%	CLASS IB	$24.82	269
EQ/MODERATE-PLUS ALLOCATION	1.70%	CLASS IB	$26.81	4

EQ/MONEY MARKET	1.15%	CLASS IA	$32.54	97
EQ/MONEY MARKET	0.00%	CLASS IB	$52.75	5
EQ/MONEY MARKET	0.50%	CLASS IB	$42.21	—
EQ/MONEY MARKET	1.15%	CLASS IB	$31.55	137
EQ/MONEY MARKET	1.35%	CLASS IB	$28.83	172
EQ/MONEY MARKET	1.55%	CLASS IB	$26.34	173
EQ/MONEY MARKET	1.60%	CLASS IB	$25.76	136
EQ/MONEY MARKET	1.70%	CLASS IB	$24.62	1

The accompanying notes are an integral part of these financial statements.

FSA-14

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/QUALITY BOND PLUS	0.50%	CLASS IB	$21.91	—
EQ/QUALITY BOND PLUS	1.15%	CLASS IB	$17.74	174
EQ/QUALITY BOND PLUS	1.35%	CLASS IB	$16.62	277
EQ/QUALITY BOND PLUS	1.55%	CLASS IB	$15.56	303
EQ/QUALITY BOND PLUS	1.60%	CLASS IB	$15.31	99
EQ/QUALITY BOND PLUS	1.70%	CLASS IB	$14.82	—

EQ/SMALL COMPANY INDEX	1.15%	CLASS IB	$54.03	41
EQ/SMALL COMPANY INDEX	1.35%	CLASS IB	$51.05	87
EQ/SMALL COMPANY INDEX	1.55%	CLASS IB	$48.23	66
EQ/SMALL COMPANY INDEX	1.60%	CLASS IB	$47.55	21
EQ/SMALL COMPANY INDEX	1.70%	CLASS IB	$46.22	1

MULTIMANAGER TECHNOLOGY	0.50%	CLASS IB	$122.16	—
MULTIMANAGER TECHNOLOGY	1.15%	CLASS IB	$104.38	55
MULTIMANAGER TECHNOLOGY	1.35%	CLASS IB	$99.42	98
MULTIMANAGER TECHNOLOGY	1.55%	CLASS IB	$94.70	148
MULTIMANAGER TECHNOLOGY	1.60%	CLASS IB	$93.55	44
MULTIMANAGER TECHNOLOGY	1.70%	CLASS IB	$91.30	—

*	Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.
***	Variable Investment Options where Units Outstanding are less than 500 are denoted by a —.

The accompanying notes are an integral part of these financial statements.

FSA-15

SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2025

	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*	EQ/400 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$90,946	$143,761	$29,120	$6,507	$44,633	$74,857
Expenses:

Asset-based charges	44,601	332,646	55,946	30,587	73,573	110,469

Net Investment Income (Loss)	46,345	(188,885)	(26,826)	(24,080)	(28,940)	(35,612)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	56,073	494,000	108,736	250,783	56,643	160,731
Net realized gain distribution from the Portfolios	98,198	1,437,517	315,951	138,594	389,751	272,420

Net realized gain (loss)	154,271	1,931,517	424,687	389,377	446,394	433,151

Net change in unrealized appreciation
(depreciation) of investments	223,018	758,381	51,295	(77,162)	(347,254)	210,446

Net Realized and Unrealized Gain (Loss) on Investments	377,289	2,689,898	475,982	312,215	99,140	643,597

Net Increase (Decrease) in Net Assets Resulting from Operations	$423,634	$2,501,013	$449,156	$288,135	$70,200	$607,985

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-16

SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/AB SHORT DURATION GOVERNMENT BOND*	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/AGGRESSIVE GROWTH STRATEGY*	EQ/BALANCED STRATEGY*	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$331,036	$50,027	$212,229	$71,749	$374,287	$3,787
Expenses:
Asset-based charges	119,270	488,773	216,573	64,646	240,131	42,466

Net Investment Income (Loss)	211,766	(438,746)	(4,344)	7,103	134,156	(38,679)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	67,681	838,564	266,399	102,020	292,762	290,658
Net realized gain distribution from the Portfolios	—	3,339,785	1,438,924	400,800	1,053,304	16,986

Net realized gain (loss)	67,681	4,178,349	1,705,323	502,820	1,346,066	307,644

Net change in unrealized appreciation (depreciation) of investments	(48,513)	(1,257,990)	(32,154)	(60,169)	(127,969)	(81,914)

Net Realized and Unrealized Gain (Loss) on Investments	19,168	2,920,359	1,673,169	442,651	1,218,097	225,730

Net Increase (Decrease) in Net Assets Resulting from Operations	$230,934	$2,481,613	$1,668,825	$449,754	$1,352,253	$187,051

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-17

SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*	EQ/EQUITY 500 INDEX*	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,116,656	$551,872	$507,823	$1,007,003	$603,806	$7,981
Expenses:
Asset-based charges	2,507,226	277,669	282,868	485,576	1,169,875	12,895

Net Investment Income (Loss)	(1,390,570)	274,203	224,955	521,427	(566,069)	(4,914)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	8,683,897	234,781	187,005	226,721	4,786,914	6,315
Net realized gain distribution from the Portfolios	13,304,210	445,009	1,037,925	—	2,267,831	69,153

Net realized gain (loss)	21,988,107	679,790	1,224,930	226,721	7,054,745	75,468

Net change in unrealized appreciation (depreciation) of investments	5,281,995	201,847	61,514	894,613	5,819,451	(41,099)

Net Realized and Unrealized Gain (Loss) on Investments	27,270,102	881,637	1,286,444	1,121,334	12,874,196	34,369

Net Increase (Decrease) in Net Assets Resulting from Operations	$25,879,532	$1,155,840	$1,511,399	$1,642,761	$12,308,127	$29,455

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-18

SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/JANUS ENTERPRISE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$207,919	$353,499	$147,479	$1,121,706	$275,094	$—
Expenses:
Asset-based charges	370,090	178,171	163,816	434,820	176,340	128,289

Net Investment Income (Loss)	(162,171)	175,328	(16,337)	686,886	98,754	(128,289)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	736,389	34,591	366,419	1,102,753	178,314	132,524
Net realized gain distribution from the Portfolios	2,633,031	—	821,246	—	684,980	782,023

Net realized gain (loss)	3,369,420	34,591	1,187,665	1,102,753	863,294	914,547

Net change in unrealized appreciation (depreciation) of investments	1,040,602	258,728	1,372,133	6,246,803	1,809,469	(216,795)

Net Realized and Unrealized Gain (Loss) on Investments	4,410,022	293,319	2,559,798	7,349,556	2,672,763	697,752

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,247,851	$468,647	$2,543,461	$8,036,442	$2,771,517	$569,463

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-19

SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/MID CAP INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$318,729	$—	$130,533	$125,942	$1,929,215	$188,628
Expenses:
Asset-based charges	586,084	929,912	1,894,651	145,428	2,049,484	329,043

Net Investment Income (Loss)	(267,355)	(929,912)	(1,764,118)	(19,486)	(120,269)	(140,415)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	592,508	4,055,798	5,678,349	380,358	2,060,330	478,725
Net realized gain distribution from the Portfolios	5,589,223	5,391,156	19,386,296	600,985	11,843,180	1,373,042

Net realized gain (loss)	6,181,731	9,446,954	25,064,645	981,343	13,903,510	1,851,767

Net change in unrealized appreciation (depreciation) of investments	(2,214,166)	1,255,432	(10,713,322)	391,327	(1,144,010)	(539,874)

Net Realized and Unrealized Gain (Loss) on Investments	3,967,565	10,702,386	14,351,323	1,372,670	12,759,500	1,311,893

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,700,210	$9,772,474	$12,587,205	$1,353,184	$12,639,231	$1,171,478

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-20

SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$418,309	$1,997,874	$951,548	$692,713	$483,728	$88,474
Expenses:
Asset-based charges	519,756	1,238,323	708,994	263,316	207,883	154,490

Net Investment Income (Loss)	(101,447)	759,551	242,554	429,397	275,845	(66,016)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	115,852	1,257,001	679,544	(3,266)	32,550	351,199
Net realized gain distribution from the Portfolios	2,496,420	4,934,089	3,920,186	95	—	360,971

Net realized gain (loss)	2,612,272	6,191,090	4,599,730	(3,171)	32,550	712,170

Net change in unrealized appreciation (depreciation) of investments	(1,340,579)	422,181	(89,418)	(981)	389,775	474,593

Net Realized and Unrealized Gain (Loss) on Investments	1,271,693	6,613,271	4,510,312	(4,152)	422,325	1,186,763

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,170,246	$7,372,822	$4,752,866	$425,245	$698,170	$1,120,747

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-21

SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2025

MULTIMANAGER TECHNOLOGY*
Income and Expenses:
Expenses:
Asset-based charges	$467,778

Net Investment Income (Loss)	(467,778)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	2,319,600
Net realized gain distribution from the Portfolios	3,690,824

Net realized gain (loss)	6,010,424

Net change in unrealized appreciation (depreciation) of investments	1,498,384

Net Realized and Unrealized Gain (Loss) on Investments	7,508,808

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,041,030

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-22

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	1290 VT GAMCO MERGERS & ACQUISITIONS*		1290 VT GAMCO SMALL COMPANY VALUE*		1290 VT SMARTBETA EQUITY ESG*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$46,345	$13,106	$(188,885)	$(218,122)	$(26,826)	$(18,776)
Net realized gain (loss)	154,271	159,090	1,931,517	2,385,582	424,687	340,389
Net change in unrealized appreciation (depreciation) of investments	223,018	58,287	758,381	296,293	51,295	202,200

Net increase (decrease) in net assets resulting from operations	423,634	230,483	2,501,013	2,463,753	449,156	523,813

From Contractowners Transactions:
Payments received from contractowners	81	(1)	11,551	18,818	16,537	1,314
Transfers between Variable Investment Options including guaranteed interest account, net	118,674	(13,038)	(262,944)	(648,560)	(58,834)	(9,339)
Redemptions for contract benefits and terminations	(431,798)	(216,371)	(3,280,698)	(3,941,721)	(309,901)	(318,017)
Contract maintenance charges	(12,485)	(13,036)	(74,826)	(85,797)	(11,624)	(12,919)

Net increase (decrease) in net assets resulting from contractowners transactions	(325,528)	(242,446)	(3,606,917)	(4,657,260)	(363,822)	(338,961)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 45	—	—	1	—	—	—

Net Increase (Decrease) in Net Assets	98,106	(11,963)	(1,105,903)	(2,193,507)	85,334	184,852
Net Assets — Beginning of Year	3,164,536	3,176,499	24,866,474	27,059,981	3,953,182	3,768,330

Net Assets — End of Year	$3,262,642	$3,164,536	$23,760,571	$24,866,474	$4,038,516	$3,953,182

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-23

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	1290 VT SOCIALLY RESPONSIBLE*		EQ/400 MANAGED VOLATILITY*		EQ/2000 MANAGED VOLATILITY*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(24,080)	$(24,102)	$(28,940)	$(27,072)	$(35,612)	$(3,930)
Net realized gain (loss)	389,377	179,140	446,394	708,026	433,151	872,067
Net change in unrealized appreciation (depreciation) of investments	(77,162)	261,989	(347,254)	(51,581)	210,446	(107,978)

Net increase (decrease) in net assets resulting from operations	288,135	417,027	70,200	629,373	607,985	760,159

From Contractowners Transactions:
Payments received from contractowners	(185)	—	11,182	10,440	16,392	(834)
Transfers between Variable Investment Options including guaranteed interest account, net	(94,741)	(175,565)	23,972	(462,215)	261,517	(728,771)
Redemptions for contract benefits and terminations	(650,488)	(112,273)	(730,948)	(1,049,152)	(763,585)	(934,245)
Contract maintenance charges	(3,526)	(4,936)	(15,474)	(18,573)	(28,755)	(34,137)

Net increase (decrease) in net assets resulting from contractowners transactions	(748,940)	(292,774)	(711,268)	(1,519,500)	(514,431)	(1,697,987)

Net Increase (Decrease) in Net Assets	(460,805)	124,253	(641,068)	(890,127)	93,554	(937,828)
Net Assets — Beginning of Year	2,343,684	2,219,431	5,557,613	6,447,740	8,020,334	8,958,162

Net Assets — End of Year	$1,882,879	$2,343,684	$4,916,545	$5,557,613	$8,113,888	$8,020,334

The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-24

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/AB SHORT DURATION GOVERNMENT BOND*		EQ/AB SMALL CAP GROWTH*		EQ/AGGRESSIVE ALLOCATION*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$211,766	$195,502	$(438,746)	$(443,466)	$(4,344)	$111,384
Net realized gain (loss)	67,681	46,849	4,178,349	4,667,545	1,705,323	1,025,736
Net change in unrealized appreciation (depreciation) of investments	(48,513)	36,508	(1,257,990)	256,310	(32,154)	610,703

Net increase (decrease) in net assets resulting from operations	230,934	278,859	2,481,613	4,480,389	1,668,825	1,747,823

From Contractowners Transactions:
Payments received from contractowners	5,101	99,428	85,837	108,535	5,190	63,696
Transfers between Variable Investment Options including guaranteed interest account, net	1,006,445	821,271	(509,066)	(105,235)	(366,525)	(58,193)
Redemptions for contract benefits and terminations	(1,433,495)	(1,547,334)	(4,919,425)	(5,025,850)	(1,513,769)	(1,034,682)
Contract maintenance charges	(44,115)	(51,580)	(103,779)	(120,201)	(54,988)	(54,978)

Net increase (decrease) in net assets resulting from contractowners transactions	(466,064)	(678,215)	(5,446,433)	(5,142,751)	(1,930,092)	(1,084,157)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 45	511	—	(1)	—	196,282	—

Net Increase (Decrease) in Net Assets	(234,619)	(399,356)	(2,964,821)	(662,362)	(64,985)	663,666
Net Assets — Beginning of Year	9,119,922	9,519,278	37,643,591	38,305,953	15,471,658	14,807,992

Net Assets — End of Year	$8,885,303	$9,119,922	$34,678,770	$37,643,591	$15,406,673	$15,471,658

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-25

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/AGGRESSIVE GROWTH STRATEGY*		EQ/BALANCED STRATEGY*		EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$7,103	$38,124	$134,156	$209,480	$(38,679)	$(34,325)
Net realized gain (loss)	502,820	243,988	1,346,066	1,022,616	307,644	80,290
Net change in unrealized appreciation (depreciation) of investments	(60,169)	260,578	(127,969)	58,824	(81,914)	547,737

Net increase (decrease) in net assets resulting from operations	449,754	542,690	1,352,253	1,290,920	187,051	593,702

From Contractowners Transactions:
Payments received from contractowners	8,887	77,741	1,112,991	113,977	—	166
Transfers between Variable Investment Options including guaranteed interest account, net	(110,812)	346,794	(207,948)	798,549	(476,434)	268,932
Redemptions for contract benefits and terminations	(779,158)	(597,839)	(2,868,827)	(2,166,633)	(388,884)	(283,753)
Contract maintenance charges	(83,318)	(85,511)	(58,235)	(64,351)	(9,368)	(9,306)

Net increase (decrease) in net assets resulting from contractowners transactions	(964,401)	(258,815)	(2,022,019)	(1,318,458)	(874,686)	(23,961)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 45	390,454	(78,927)	—	—	—	—

Net Increase (Decrease) in Net Assets	(124,193)	204,948	(669,766)	(27,538)	(687,635)	569,741
Net Assets — Beginning of Year	4,702,103	4,497,155	17,412,590	17,440,128	3,696,052	3,126,311

Net Assets — End of Year	$4,577,910	$4,702,103	$16,742,824	$17,412,590	$3,008,417	$3,696,052

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-26

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/COMMON STOCK INDEX*		EQ/CONSERVATIVE ALLOCATION*		EQ/CONSERVATIVE-PLUS ALLOCATION*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,390,570)	$(1,150,852)	$274,203	$329,538	$224,955	$264,060
Net realized gain (loss)	21,988,107	18,644,553	679,790	583,390	1,224,930	1,268,757
Net change in unrealized appreciation (depreciation) of investments	5,281,995	19,398,743	201,847	(198,407)	61,514	(154,694)

Net increase (decrease) in net assets resulting from operations	25,879,532	36,892,444	1,155,840	714,521	1,511,399	1,378,123

From Contractowners Transactions:
Payments received from contractowners	1,655,313	729,098	415,331	844,522	528,690	397,388
Transfers between Variable Investment Options including guaranteed interest account, net	(4,290,220)	(2,883,683)	298,080	109,499	201,444	(506,775)
Redemptions for contract benefits and terminations	(26,043,479)	(22,831,861)	(4,540,889)	(3,700,534)	(3,451,864)	(4,509,089)
Contract maintenance charges	(531,405)	(582,211)	(80,732)	(87,057)	(74,876)	(86,153)

Net increase (decrease) in net assets resulting from contractowners transactions	(29,209,791)	(25,568,657)	(3,908,210)	(2,833,570)	(2,796,606)	(4,704,629)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 45	(12)	—	41,427	—	—	—

Net Increase (Decrease) in Net Assets	(3,330,271)	11,323,787	(2,710,943)	(2,119,049)	(1,285,207)	(3,326,506)
Net Assets — Beginning of Year	192,855,782	181,531,995	20,970,060	23,089,109	21,751,069	25,077,575

Net Assets — End of Year	$189,525,511	$192,855,782	$18,259,117	$20,970,060	$20,465,862	$21,751,069

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-27

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/CORE BOND INDEX*		EQ/EQUITY 500 INDEX*		EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$521,427	$356,104	$(566,069)	$(468,638)	$(4,914)	$(4,910)
Net realized gain (loss)	226,721	104,640	7,054,745	5,302,562	75,468	137,660
Net change in unrealized appreciation (depreciation) of investments	894,613	(68,916)	5,819,451	12,310,813	(41,099)	(43,937)

Net increase (decrease) in net assets resulting from operations	1,642,761	391,828	12,308,127	17,144,737	29,455	88,813

From Contractowners Transactions:
Payments received from contractowners	246,610	212,708	612,118	387,731	(45)	1,238
Transfers between Variable Investment Options including guaranteed interest account, net	1,960,126	2,525,102	(581,898)	180,853	(333,199)	53,140
Redemptions for contract benefits and terminations	(4,219,928)	(4,365,524)	(11,129,326)	(10,821,437)	(147,235)	(90,128)
Contract maintenance charges	(110,786)	(131,452)	(293,097)	(304,982)	(2,772)	(3,212)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,123,978)	(1,759,166)	(11,392,203)	(10,557,835)	(483,251)	(38,962)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 45	(1)	—	5	—	—	—

Net Increase (Decrease) in Net Assets	(481,218)	(1,367,338)	915,929	6,586,902	(453,796)	49,851
Net Assets — Beginning of Year	34,238,981	35,606,319	86,676,639	80,089,737	1,344,228	1,294,377

Net Assets — End of Year	$33,757,763	$34,238,981	$87,592,568	$86,676,639	$890,432	$1,344,228

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-28

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/GLOBAL EQUITY MANAGED VOLATILITY*		EQ/INTERMEDIATE GOVERNMENT BOND*		EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(162,171)	$(64,520)	$175,328	$118,636	$(16,337)	$82,542
Net realized gain (loss)	3,369,420	3,720,958	34,591	142	1,187,665	797,343
Net change in unrealized appreciation (depreciation) of investments	1,040,602	(590,366)	258,728	(617)	1,372,133	(588,138)

Net increase (decrease) in net assets resulting from operations	4,247,851	3,066,072	468,647	118,161	2,543,461	291,747

From Contractowners Transactions:
Payments received from contractowners	(1,426)	55,297	15,315	70,842	63,239	47,910
Transfers between Variable Investment Options including guaranteed interest account, net	(297,972)	(844,707)	336,870	521,361	(603,180)	45,393
Redemptions for contract benefits and terminations	(4,049,436)	(4,289,721)	(1,552,485)	(1,945,565)	(1,763,524)	(1,995,585)
Contract maintenance charges	(82,603)	(90,642)	(22,536)	(24,733)	(45,571)	(50,133)

Net increase (decrease) in net assets resulting from contractowners transactions	(4,431,437)	(5,169,773)	(1,222,836)	(1,378,095)	(2,349,036)	(1,952,415)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 45	(8,180)	8,183	—	—	—	—

Net Increase (Decrease) in Net Assets	(191,766)	(2,095,518)	(754,189)	(1,259,934)	194,425	(1,660,668)

Net Assets — Beginning of Year	26,839,834	28,935,352	12,346,670	13,606,604	11,393,253	13,053,921

Net Assets — End of Year	$26,648,068	$26,839,834	$11,592,481	$12,346,670	$11,587,678	$11,393,253

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-29

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/INTERNATIONAL EQUITY INDEX*		EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*		EQ/JANUS ENTERPRISE*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$686,886	$451,553	$98,754	$112,263	$(128,289)	$(137,422)
Net realized gain (loss)	1,102,753	529,736	863,294	795,254	914,547	881,613
Net change in unrealized appreciation (depreciation) of investments	6,246,803	148,249	1,809,469	(877,318)	(216,795)	416,512

Net increase (decrease) in net assets resulting from operations	8,036,442	1,129,538	2,771,517	30,199	569,463	1,160,703

From Contractowners Transactions:
Payments received from contractowners	79,742	131,287	51,709	188,653	(212)	3,126
Transfers between Variable Investment Options including guaranteed interest account, net	32,810	(150,220)	(314,745)	86,224	26,289	(156,012)
Redemptions for contract benefits and terminations	(3,599,324)	(3,909,583)	(1,137,809)	(1,468,664)	(1,329,971)	(980,570)
Contract maintenance charges	(100,720)	(105,481)	(42,254)	(45,038)	(30,181)	(34,447)

Net increase (decrease) in net assets resulting from contractowners transactions	(3,587,492)	(4,033,997)	(1,443,099)	(1,238,825)	(1,334,075)	(1,167,903)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 45	2	—	(1)	—	(56,379)	57,549

Net Increase (Decrease) in Net Assets	4,448,952	(2,904,459)	1,328,417	(1,208,626)	(820,991)	50,349
Net Assets — Beginning of Year	28,607,826	31,512,285	11,729,992	12,938,618	9,647,832	9,597,483

Net Assets — End of Year	$33,056,778	$28,607,826	$13,058,409	$11,729,992	$8,826,841	$9,647,832

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-30

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/LARGE CAP CORE MANAGED VOLATILITY*		EQ/LARGE CAP GROWTH INDEX*		EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(267,355)	$(200,147)	$(929,912)	$(910,895)	$(1,764,118)	$(1,494,975)
Net realized gain (loss)	6,181,731	9,040,642	9,446,954	8,330,736	25,064,645	22,687,359
Net change in unrealized appreciation (depreciation) of investments	(2,214,166)	(68,331)	1,255,432	9,619,627	(10,713,322)	14,047,481

Net increase (decrease) in net assets resulting from operations	3,700,210	8,772,164	9,772,474	17,039,468	12,587,205	35,239,865

From Contractowners Transactions:
Payments received from contractowners	168,733	131,137	109,823	529,693	595,061	430,369
Transfers between Variable Investment Options including guaranteed interest account, net	(613,634)	(1,122,599)	(953,047)	(1,657,802)	(3,527,388)	(4,372,466)
Redemptions for contract benefits and terminations	(5,105,949)	(5,760,410)	(8,080,021)	(9,306,912)	(17,538,240)	(18,384,274)
Contract maintenance charges	(125,211)	(136,909)	(136,944)	(153,227)	(432,254)	(470,056)

Net increase (decrease) in net assets resulting from contractowners transactions	(5,676,061)	(6,888,781)	(9,060,189)	(10,588,248)	(20,902,821)	(22,796,427)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 45	(1)	—	—	—	(4)	—

Net Increase (Decrease) in Net Assets	(1,975,852)	1,883,383	712,285	6,451,220	(8,315,620)	12,443,438

Net Assets — Beginning of Year	44,119,314	42,235,931	66,780,460	60,329,240	146,113,657	133,670,219

Net Assets — End of Year	$42,143,462	$44,119,314	$67,492,745	$66,780,460	$137,798,037	$146,113,657

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-31

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/LARGE CAP VALUE INDEX*		EQ/LARGE CAP VALUE MANAGED VOLATILITY*		EQ/MID CAP INDEX*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(19,486)	$1,096	$(120,269)	$127,556	$(140,415)	$(148,181)
Net realized gain (loss)	981,343	738,898	13,903,510	17,673,373	1,851,767	2,139,479
Net change in unrealized appreciation (depreciation) of investments	391,327	422,797	(1,144,010)	1,322,074	(539,874)	761,429

Net increase (decrease) in net assets resulting from operations	1,353,184	1,162,791	12,639,231	19,123,003	1,171,478	2,752,727

From Contractowners Transactions:
Payments received from contractowners	(633)	22,998	1,323,656	660,745	122,413	120,988
Transfers between Variable Investment Options including guaranteed interest account, net	712,735	(326,628)	(1,889,573)	(938,952)	(81,383)	112,060
Redemptions for contract benefits and terminations	(1,276,614)	(1,021,697)	(19,075,792)	(23,701,140)	(3,012,915)	(3,618,694)
Contract maintenance charges	(31,944)	(37,145)	(422,472)	(475,485)	(61,945)	(70,483)

Net increase (decrease) in net assets resulting from contractowners transactions	(596,456)	(1,362,472)	(20,064,181)	(24,454,832)	(3,033,830)	(3,456,129)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 45	(4)	—	(564,183)	(65,729)	(2)	—

Net Increase (Decrease) in Net Assets	756,724	(199,681)	(7,989,133)	(5,397,558)	(1,862,354)	(703,402)
Net Assets — Beginning of Year	9,973,007	10,172,688	153,267,117	158,664,675	24,755,886	25,459,288

Net Assets — End of Year	$10,729,731	$9,973,007	$145,277,984	$153,267,117	$22,893,532	$24,755,886

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-32

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/MID CAP VALUE MANAGED VOLATILITY*		EQ/MODERATE ALLOCATION*		EQ/MODERATE-PLUS ALLOCATION*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(101,447)	$(39,144)	$759,551	$1,118,157	$242,554	$476,976
Net realized gain (loss)	2,612,272	4,998,937	6,191,090	5,014,776	4,599,730	3,767,618
Net change in unrealized appreciation (depreciation) of investments	(1,340,579)	(992,612)	422,181	31,454	(89,418)	526,250

Net increase (decrease) in net assets resulting from operations	1,170,246	3,967,181	7,372,822	6,164,387	4,752,866	4,770,844

From Contractowners Transactions:
Payments received from contractowners	95,472	173,559	998,910	1,026,303	433,081	41,183
Transfers between Variable Investment Options including guaranteed interest account, net	(195,910)	(728,011)	(3,080,796)	(73,504)	307,778	(690,415)
Redemptions for contract benefits and terminations	(5,114,793)	(5,102,856)	(12,886,131)	(14,173,486)	(5,999,040)	(6,927,607)
Contract maintenance charges	(113,416)	(129,466)	(315,498)	(357,784)	(225,120)	(234,639)

Net increase (decrease) in net assets resulting from contractowners transactions	(5,328,647)	(5,786,774)	(15,283,515)	(13,578,471)	(5,483,301)	(7,811,478)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 45	—	—	79,234	—	—	—

Net Increase (Decrease) in Net Assets	(4,158,401)	(1,819,593)	(7,831,459)	(7,414,084)	(730,435)	(3,040,634)
Net Assets — Beginning of Year	39,902,276	41,721,869	92,834,773	100,248,857	51,420,518	54,461,152

Net Assets — End of Year	$35,743,875	$39,902,276	$85,003,314	$92,834,773	$50,690,083	$51,420,518

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-33

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/MONEY MARKET*		EQ/QUALITY BOND PLUS*		EQ/SMALL COMPANY INDEX*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$429,397	$706,112	$275,845	$241,267	$(66,016)	$(20,879)
Net realized gain (loss)	(3,171)	5,792	32,550	1,611	712,170	1,002,528
Net change in unrealized appreciation (depreciation) of investments	(981)	(3,384)	389,775	(201,778)	474,593	136,283

Net increase (decrease) in net assets resulting from operations	425,245	708,520	698,170	41,100	1,120,747	1,117,932

From Contractowners Transactions:
Payments received from contractowners	1,202,143	1,205,373	7,577	247,330	71,385	15,206
Transfers between Variable Investment Options including guaranteed interest account, net	14,823,935	11,680,911	247,687	710,582	(621,060)	(157,466)
Redemptions for contract benefits and terminations	(14,949,188)	(18,779,343)	(2,279,868)	(2,288,090)	(1,578,928)	(1,497,452)
Contract maintenance charges	(58,792)	(69,812)	(54,735)	(59,302)	(37,761)	(42,632)

Net increase (decrease) in net assets resulting from contractowners transactions	1,018,098	(5,962,871)	(2,079,339)	(1,389,480)	(2,166,364)	(1,682,344)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 45	6,827	2,162	—	—	—	—

Net Increase (Decrease) in Net Assets	1,450,170	(5,252,189)	(1,381,169)	(1,348,380)	(1,045,617)	(564,412)
Net Assets — Beginning of Year	19,334,110	24,586,299	15,320,660	16,669,040	11,959,350	12,523,762

Net Assets — End of Year	$20,784,280	$19,334,110	$13,939,491	$15,320,660	$10,913,733	$11,959,350

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-34

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MULTIMANAGER TECHNOLOGY*
	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(467,778)	$(481,071)
Net realized gain (loss)	6,010,424	6,178,496
Net change in unrealized appreciation (depreciation) of investments	1,498,384	1,492,638

Net increase (decrease) in net assets resulting from operations	7,041,030	7,190,063

From Contractowners Transactions:
Payments received from contractowners	138,705	66,842
Transfers between Variable Investment Options including guaranteed interest account, net	(698,312)	(2,049,885)
Redemptions for contract benefits and terminations	(5,510,570)	(4,696,909)
Contract maintenance charges	(76,489)	(83,034)

Net increase (decrease) in net assets resulting from contractowners transactions	(6,146,666)	(6,762,986)

Net increase (decrease) in amount retained by Equitable Financial in	1	—

Separate Account No. 45

Net Increase (Decrease) in Net Assets	894,365	427,077
Net Assets — Beginning of Year	32,864,263	32,437,186

Net Assets — End of Year	$33,758,628	$32,864,263

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-35

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

The change in units outstanding for the years ended December 31, 2025 and 2024 were as follows:

		2025			2024
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

1290 VT GAMCO MERGERS & ACQUISITIONS	CLASS IB	11	(27)	(16)	5	(19)	(14)

1290 VT GAMCO SMALL COMPANY VALUE	CLASS IB	5	(36)	(31)	4	(47)	(43)

1290 VT SMARTBETA EQUITY ESG	CLASS IB	12	(35)	(23)	20	(42)	(22)

1290 VT SOCIALLY RESPONSIBLE	CLASS IB	1	(23)	(22)	1	(10)	(9)

EQ/400 MANAGED VOLATILITY	CLASS IB	6	(36)	(30)	9	(78)	(69)

EQ/2000 MANAGED VOLATILITY	CLASS IB	33	(57)	(24)	25	(111)	(86)

EQ/AB SHORT DURATION GOVERNMENT BOND	CLASS IB	181	(232)	(51)	117	(189)	(72)

EQ/AB SMALL CAP GROWTH	CLASS IB	9	(96)	(87)	15	(102)	(87)

EQ/AGGRESSIVE ALLOCATION	CLASS IB	3	(60)	(57)	11	(51)	(40)

EQ/AGGRESSIVE GROWTH STRATEGY	CLASS IB	5	(43)	(38)	8	(33)	(25)

EQ/BALANCED STRATEGY	CLASS IB	122	(318)	(196)	138	(270)	(132)

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	CLASS IB	1	(28)	(27)	11	(13)	(2)

EQ/COMMON STOCK INDEX	CLASS IA	1	(9)	(8)	27	(7)	20

EQ/COMMON STOCK INDEX	CLASS IB	52	(47)	5	128	(31)	97

EQ/CONSERVATIVE ALLOCATION	CLASS IB	219	(496)	(277)	138	(349)	(211)

EQ/CONSERVATIVE-PLUS ALLOCATION	CLASS IB	66	(229)	(163)	51	(333)	(282)

EQ/CORE BOND INDEX	CLASS IB	254	(406)	(152)	268	(395)	(127)

EQ/EQUITY 500 INDEX	CLASS IB	18	(108)	(90)	30	(122)	(92)

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	CLASS IB	2	(22)	(20)	17	(21)	(4)

EQ/GLOBAL EQUITY MANAGED VOLATILITY	CLASS IB	36	(147)	(111)	12	(151)	(139)

EQ/INTERMEDIATE GOVERNMENT BOND	CLASS IA	19	(5)	14	(1)	(4)	(5)

EQ/INTERMEDIATE GOVERNMENT BOND	CLASS IB	16	(98)	(82)	30	(100)	(70)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	CLASS IB	12	(130)	(118)	18	(126)	(108)

The accompanying notes are an integral part of these financial statements.

FSA-36

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

		2025			2024
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/INTERNATIONAL EQUITY INDEX	CLASS IA	8	(24)	(16)	2	(15)	(13)

EQ/INTERNATIONAL EQUITY INDEX	CLASS IB	53	(197)	(144)	28	(221)	(193)

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	CLASS IB	9	(61)	(52)	19	(67)	(48)

EQ/JANUS ENTERPRISE	CLASS IB	5	(34)	(29)	8	(33)	(25)

EQ/LARGE CAP CORE MANAGED VOLATILITY	CLASS IB	18	(167)	(149)	19	(215)	(196)

EQ/LARGE CAP GROWTH INDEX	CLASS IB	22	(211)	(189)	47	(302)	(255)

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	CLASS IB	16	(269)	(253)	15	(329)	(314)

EQ/LARGE CAP VALUE INDEX	CLASS IB	86	(115)	(29)	19	(100)	(81)

EQ/LARGE CAP VALUE MANAGED VOLATILITY	CLASS IB	57	(717)	(660)	83	(952)	(869)

EQ/MID CAP INDEX	CLASS IB	24	(109)	(85)	25	(126)	(101)

EQ/MID CAP VALUE MANAGED VOLATILITY	CLASS IB	7	(132)	(125)	13	(156)	(143)

EQ/MODERATE ALLOCATION	CLASS IA	—	(16)	(16)	1	(21)	(20)

EQ/MODERATE ALLOCATION	CLASS IB	19	(193)	(174)	23	(182)	(159)

EQ/MODERATE-PLUS ALLOCATION	CLASS IB	54	(282)	(228)	12	(353)	(341)

EQ/MONEY MARKET	CLASS IA	74	(64)	10	79	(79)	—

EQ/MONEY MARKET	CLASS IB	588	(566)	22	651	(856)	(205)

EQ/QUALITY BOND PLUS	CLASS IB	34	(165)	(131)	66	(160)	(94)

EQ/SMALL COMPANY INDEX	CLASS IB	8	(55)	(47)	8	(46)	(38)

MULTIMANAGER TECHNOLOGY	CLASS IB	9	(83)	(74)	26	(120)	(94)

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.

The — on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

FSA-37

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements

December 31, 2025

1.	Organization

Separate Account No. 45 (“the Account”) was established by Equitable Financial Life Insurance Company (“Equitable Financial”) and is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of EQ Advisors Trust (“EQAT” or the “Trust”). The Trust is an open-ended investment management company that sells shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trust has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below.

EQ Advisors Trust*

•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT SmartBeta Equity ESG
•	1290 VT Socially Responsible
•	EQ/400 Managed Volatility
•	EQ/2000 Managed Volatility
•	EQ/AB Short Duration Government Bond
•	EQ/AB Small Cap Growth
•	EQ/Aggressive Allocation
•	EQ/Aggressive Growth Strategy
•	EQ/Balanced Strategy
•	EQ/ClearBridge Select Equity Managed Volatility
•	EQ/Common Stock Index
•	EQ/Conservative Allocation
•	EQ/Conservative-Plus Allocation
•	EQ/Core Bond Index
•	EQ/Equity 500 Index
•	EQ/Franklin Small Cap Value Managed Volatility
•	EQ/Global Equity Managed Volatility
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility
•	EQ/International Equity Index
•	EQ/International Value Managed Volatility
•	EQ/Janus Enterprise
•	EQ/Large Cap Core Managed Volatility
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility
•	EQ/Moderate Allocation
•	EQ/Moderate-Plus Allocation
•	EQ/Money Market
•	EQ/Quality Bond PLUS
•	EQ/Small Company Index
•	Multimanager Technology

*	An affiliate of Equitable Financial providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 6 of these financial statements.

The Account is used to fund benefits for variable annuities issued by Equitable Financial including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Accumulator Advisor and Income Manager (collectively, the “Contracts”). These annuities in the Accumulator series are offered with the same Variable Investment Options for use as a nonqualified annuity (“NQ”) for after-tax contributions only, or when used as an investment vehicle for certain qualified plans (“QP”), an individual retirement annuity (“IRA”) or a tax-shelter annuity (“TSA”). The Accumulator series of annuities are offered under group and individual variable annuity forms.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Financial’s other assets and liabilities. All Contracts are issued by Equitable Financial. The assets of the Account are the property of Equitable Financial. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Financial may conduct.

The amount retained by Equitable Financial in the Account arises primarily from (1) contributions from Equitable Financial, and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by Equitable Financial are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by Equitable Financial in the Account may be transferred at any time by Equitable Financial to its General Account (“General Account”)

FSA-38

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2025

1.	Organization (Continued)

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trust, which are distributed by Equitable Financial to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, Equitable Financial may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trust using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from Equitable Financial’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of Equitable Financial’s General Account, and/or fixed maturity options of Separate Account No. 46.

Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity options of Separate Account No. 46. The net assets of any Variable Investment Option may not be less than the aggregate of the Contractowner accounts allocated to that Variable Investment Option. Equitable Financial is required by state insurance laws to set aside additional assets in Equitable Financial’s General Account to provide for other policy benefits. Equitable Financial’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

FSA-39

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2025

2.	Significant Accounting Policies (Concluded)

Income Taxes

The operations of the Account are included in the federal income tax return of Equitable Financial which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Financial is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Financial retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4.	Segment Reporting

Equitable Financial has identified its President and the President of Equitable Investment Management Group, LLC (“EIMG”) as the Chief Operating Decision Makers (“CODM”) assessing performance and making decisions about resource allocation for the Separate Account. The Separate Account is comprised of multiple subaccounts; each subaccount represents a variable investment option. As an investment company, the Separate Account engages in a single line of business, which typically involves managing funds that are segregated from the general assets of the Separate Account’s parent company. The Separate Account is used for products such as variable annuities and life insurance policies, where contractholders can choose from various investment options across different asset classes, which allow contractholders to diversify their portfolios according to their risk tolerance and investment goals.

The CODM determined that each variable investment option makes up one operating segment of the Separate Account. The Separate Account’s variable investment options are pre-determined in accordance with the terms of the prospectus. The financial information provided and reviewed by the CODM is consistent with those presented within the Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.

FSA-40

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2025

5.	Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2025 were as follows:

	Purchases	Sales
1290 VT GAMCO Mergers & Acquisitions	$379,535	$562,117
1290 VT GAMCO Small Company Value	2,125,906	4,529,357
1290 VT SmartBeta Equity ESG	549,947	624,656
1290 VT Socially Responsible	252,371	886,797
EQ/400 Managed Volatility	556,284	906,741
EQ/2000 Managed Volatility	1,022,303	1,300,898
EQ/AB Short Duration Government Bond	2,078,012	2,328,725
EQ/AB Small Cap Growth	3,955,761	6,506,897
EQ/Aggressive Allocation	1,728,670	1,988,279
EQ/Aggressive Growth Strategy	540,766	705,595
EQ/Balanced Strategy	2,713,573	3,548,152
EQ/ClearBridge Select Equity Managed Volatility	66,227	966,617
EQ/Common Stock Index	16,643,127	34,057,333
EQ/Conservative Allocation	4,009,508	7,145,605
EQ/Conservative-Plus Allocation	2,700,002	4,308,430
EQ/Core Bond Index	4,614,576	6,226,168
EQ/Equity 500 Index	5,403,065	15,094,432
EQ/Franklin Small Cap Value Managed Volatility	109,138	530,331
EQ/Global Equity Managed Volatility	4,202,675	6,186,403
EQ/Intermediate Government Bond	1,049,300	2,119,488
EQ/International Core Managed Volatility	1,186,576	2,739,786
EQ/International Equity Index	2,552,064	5,455,617
EQ/International Value Managed Volatility	1,187,692	1,847,058
EQ/Janus Enterprise	955,784	1,691,588
EQ/Large Cap Core Managed Volatility	6,589,505	6,943,760
EQ/Large Cap Growth Index	6,521,880	11,330,652
EQ/Large Cap Growth Managed Volatility	20,872,471	24,159,394
EQ/Large Cap Value Index	2,300,310	2,315,629
EQ/Large Cap Value Managed Volatility	15,541,490	24,062,227
EQ/Mid Cap Index	2,497,082	4,305,815
EQ/Mid Cap Value Managed Volatility	3,221,030	6,162,646
EQ/Moderate Allocation	8,393,937	18,027,416
EQ/Moderate-Plus Allocation	6,291,780	7,659,869
EQ/Money Market	19,593,288	18,139,383
EQ/Quality Bond PLUS	1,024,542	2,828,425
EQ/Small Company Index	828,316	2,700,644
Multimanager Technology	4,564,935	7,492,682

6.	Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trust. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares. All share classes issued by EQAT are subject to fees for investment management, administration and other Portfolio expenses. Class IA and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that EQAT, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class IA and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

FSA-41

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2025

6.	Expenses and Related Party Transactions (Concluded)

EQAT, on behalf of each Portfolio, has entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors”), an indirect wholly-owned subsidiary of Equitable Financial and an affiliate of EIMG. The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

EIMG, a wholly-owned subsidiary of Equitable Financial, serves as investment adviser of the Portfolios of EQAT. EIMG either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIMG receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. Equitable Investment Management, LLC (“EIM”), an affiliate of Equitable Financial, serves as administrator of the Portfolios of EQAT. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. EIM receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT. Expenses of the Portfolios of EQAT generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.54% to a high of 1.25% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

AllianceBernstein L.P. (“AllianceBernstein”) serves as an investment sub-advisor for a number of Portfolios in EQAT, including the EQ/AB Short Duration Government Bond; EQ/AB Small Cap Growth; EQ/Common Stock Index; EQ/Equity 500 Index; EQ/International Equity Index; EQ/Large Cap Growth Index; EQ/Large Cap Value Index; EQ/Mid Cap Index and EQ/Small Company Index; as well as a portion of EQ/Large Cap Value Managed Volatility; EQ/Quality Bond PLUS; and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by Equitable Holdings, Inc.

Equitable Advisors, LLC (“Equitable Advisors”) and Equitable Distributors are distributors and principal underwriters of the Account. Equitable Advisors is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”).

The Contracts are sold by financial professionals who are registered representatives of Equitable Advisors and licensed insurance agents of Equitable Network, LLC (“Equitable Network”) or its subsidiaries (affiliates of Equitable Financial). Equitable Network receives commissions under its General Sales Agreement with Equitable Financial and its Networking Agreement with Equitable Advisors. Equitable Advisors receives service-related payments under its Supervisory and Distribution Agreement with Equitable Financial. The financial professionals are compensated on a commission basis by Equitable Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with Equitable Financial) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Equitable Distributors. The licensed insurance agents who sell Equitable Financial policies for these companies are appointed as agents of Equitable Financial and are registered representatives of the broker-dealers under contract with Equitable Distributors.

Equitable Financial serves as the transfer agent for EQAT.

FSA-42

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2025

7.	Asset-based Charges and Contractowner Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as “Asset-based Charges” in the Statement of Operations. Under the Contracts, Equitable Financial charges the account for the following:

	Mortality and Expense Risks	Asset-Based administration charge	Distribution charge	Current Aggregate Charge	Maximum Aggregate Charge
Accumulator Advisor(1)	0.50%	—	—	0.50%	0.50%
Income Manager	0.90%	0.25%	—	1.15%	1.15%
Accumulator	1.10%	0.25%	—	1.35%	1.35%
Accumulator issued on, or after March 1, 2000	1.10%	0.25%	0.20%	1.55%	1.55%
Accumulator Plus, Select, Elite	1.10%	0.25%	0.25%	1.60%	1.60%
Accumulator Select issued on, or after August 13, 2001	1.10%	0.25%	0.35%	1.70%	1.70%

(1)	Accumulator Advisor’s daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.

The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner’s account value. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

Charges	When charge is deducted	Amount deducted	How deducted

Charges for state premium and other applicable taxes	At time of transaction	Varies by state	Applied to an annuity payout option

Annual Administrative Charge	Annually on each contract date anniversary	Depending on account value a charge of $30 or Years 1 to 2 lesser of $30 or 2% of account value	Unit liquidation from account value

Variable Immediate Annuity payout option administrative fee	At time of transaction	$350 annuity administrative fee	Unit liquidation from account value

Withdrawal charge	At time of transaction	Low – During the first seven contract years, a charge is deducted from amounts withdrawn that exceed 15% of account value. The charge begins at 7% and declines by 1% each year. High – During the first nine contract years, a charge is deducted from amounts withdrawn that exceed 15% of account value. The charge begins at 8% and declines by 1% beginning in the third contract year	Unit liquidation from account value

BaseBuilder benefit charge	Annually on each contract date anniversary	Low 0.15% High 0.45%	Unit liquidation from account value

Protection Plus	Annually on each contract date anniversary	0.20%	Unit liquidation from account value

Guaranteed minimum death benefit charge 6% rollup to age 80	Annually on each contract date anniversary	Low 0.20% High 0.35%	Unit liquidation from account value

FSA-43

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights

The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

	At the year ended				For the year ended
	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio*	Total Return Ratio**
			Lowest	Highest	Lowest	Highest		Lowest	Highest
1290 VT GAMCO Mergers & Acquisitions (Class IB)
2025	154	$ 3,254	$ 19.84	$ 25.49	0.50%	1.70%	2.86%	13.96%	15.34%
2024	170	$ 3,158	$ 17.41	$ 22.10	0.50%	1.70%	1.82%	7.20%	8.49%
2023	184	$ 3,171	$ 16.24	$ 20.37	0.50%	1.70%	1.75%	7.62%	8.99%
2022	220	$ 3,507	$ 15.09	$ 18.69	0.50%	1.70%	0.33%	(7.59)%	(6.50)%
2021	228	$ 3,923	$ 16.33	$ 19.99	0.50%	1.70%	0.67%	9.52%	10.87%

1290 VT GAMCO Small Company Value (Class IB)
2025	186	$ 23,630	$117.41	$139.27	1.15%	1.60%	0.61%	11.03%	11.53%
2024	217	$ 24,790	$101.91	$124.87	1.15%	1.70%	0.57%	9.67%	10.29%
2023	260	$ 26,990	$ 92.92	$113.22	1.15%	1.70%	0.62%	18.99%	19.66%
2022	283	$ 24,541	$ 78.09	$ 94.62	1.15%	1.70%	0.49%	(12.19)%	(11.70)%
2021	331	$ 32,836	$ 88.93	$107.16	1.15%	1.70%	0.64%	23.00%	23.70%

1290 VT SmartBeta Equity ESG (Class IB)
2025	225	$ 4,038	$ 17.77	$ 18.23	1.15%	1.60%	0.73%	12.11%	12.67%
2024	248	$ 3,953	$ 15.85	$ 16.18	1.15%	1.60%	0.93%	14.52%	15.00%
2023	270	$ 3,768	$ 13.84	$ 14.07	1.15%	1.60%	1.29%	14.66%	15.23%
2022	302	$ 3,666	$ 12.07	$ 12.21	1.15%	1.60%	1.14%	(15.89)%	(15.56)%
2021	334	$ 4,815	$ 14.35	$ 14.46	1.15%	1.60%	1.20%	21.10%	21.72%

1290 VT Socially Responsible (Class IB)
2025	45	$ 1,828	$ 38.72	$ 43.67	1.15%	1.60%	0.32%	15.34%	15.87%
2024	67	$ 2,296	$ 33.57	$ 37.69	1.15%	1.60%	0.44%	19.72%	20.30%
2023	76	$ 2,179	$ 28.04	$ 31.33	1.15%	1.60%	0.76%	25.46%	26.03%
2022	78	$ 1,796	$ 22.35	$ 24.86	1.15%	1.60%	0.45%	(23.35)%	(23.01)%
2021	134	$ 4,102	$ 29.16	$ 32.29	1.15%	1.60%	0.59%	28.23%	28.80%

EQ/400 Managed Volatility (Class IB)
2025	203	$ 4,861	$ 23.53	$ 24.93	1.15%	1.60%	0.88%	1.64%	2.13%
2024	233	$ 5,504	$ 23.15	$ 24.41	1.15%	1.60%	1.00%	11.08%	11.56%
2023	302	$ 6,399	$ 20.62	$ 21.88	1.15%	1.70%	1.12%	13.48%	14.14%
2022	345	$ 6,425	$ 18.17	$ 19.17	1.15%	1.70%	0.73%	(16.96)%	(16.51)%
2021	387	$ 8,658	$ 21.88	$ 22.96	1.15%	1.70%	0.37%	21.56%	22.26%

EQ/2000 Managed Volatility (Class IB)
2025	363	$ 8,066	$ 21.33	$ 24.86	0.50%	1.70%	0.94%	7.46%	8.75%
2024	387	$ 7,977	$ 19.85	$ 22.86	0.50%	1.70%	1.35%	8.77%	10.12%
2023	473	$ 8,919	$ 18.25	$ 20.76	0.50%	1.70%	1.25%	14.06%	15.40%
2022	519	$ 8,567	$ 16.00	$ 17.99	0.50%	1.70%	0.72%	(23.74)%	(22.79)%
2021	562	$ 12,122	$ 20.98	$ 23.30	0.50%	1.70%	0.37%	12.01%	13.38%

FSA-44

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio*	Total Return Ratio**
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/AB Short Duration Government Bond (Class IB)
2025	922	$ 8,885	$ 9.25	$ 9.92	1.15%	1.70%	3.88%	2.44%	3.01%
2024	973	$ 9,117	$ 9.03	$ 9.63	1.15%	1.70%	3.45%	2.61%	3.10%
2023	1,045	$ 9,513	$ 8.80	$ 9.34	1.15%	1.70%	2.52%	2.56%	3.20%
2022	1,126	$ 9,958	$ 8.58	$ 9.05	1.15%	1.70%	0.53%	(3.49)%	(3.00)%
2021	1,106	$ 10,105	$ 8.89	$ 9.33	1.15%	1.70%	0.37%	(2.09)%	(1.48)%

EQ/AB Small Cap Growth (Class IB)
2025	514	$ 34,621	$ 61.83	$ 75.17	1.15%	1.70%	0.14%	7.40%	7.99%
2024	601	$ 37,595	$ 57.57	$ 69.61	1.15%	1.70%	0.28%	11.96%	12.60%
2023	668	$ 37,013	$ 51.42	$ 59.67	1.15%	1.70%	0.28%	15.73%	16.38%
2022	724	$ 34,532	$ 44.43	$ 51.27	1.15%	1.70%	0.14%	(29.68)%	(29.28)%
2021	797	$ 54,065	$ 63.18	$ 72.50	1.15%	1.70%	0.00%	11.00%	11.62%

EQ/Aggressive Allocation (Class IB)
2025	484	$ 15,407	$ 32.87	$ 33.55	1.15%	1.70%	1.38%	11.05%	11.65%
2024	541	$ 15,436	$ 29.60	$ 30.05	1.15%	1.70%	2.14%	11.78%	12.42%
2023	581	$ 14,776	$ 26.48	$ 26.73	1.15%	1.70%	1.32%	16.40%	17.08%
2022	660	$ 14,386	$ 22.75	$ 22.83	1.15%	1.70%	0.86%	(19.72)%	(19.30)%
2021	703	$ 19,059	$ 28.29	$ 28.34	1.15%	1.70%	4.01%	15.20%	15.85%

EQ/Aggressive Growth Strategy (Class IB)
2025	282	$ 4,578	$ 16.06	$ 16.48	1.15%	1.60%	1.57%	10.38%	10.90%
2024	320	$ 4,701	$ 14.55	$ 14.86	1.15%	1.60%	2.24%	12.27%	12.75%
2023	345	$ 4,497	$ 12.96	$ 13.18	1.15%	1.60%	1.29%	16.34%	16.84%
2022	396	$ 4,446	$ 11.14	$ 11.28	1.15%	1.60%	0.76%	(19.68)%	(19.26)%
2021	452	$ 6,286	$ 13.87	$ 13.97	1.15%	1.60%	2.42%	14.91%	15.45%

EQ/Balanced Strategy (Class IB)
2025	1,512	$ 16,741	$ 10.97	$ 11.20	1.15%	1.60%	2.20%	8.29%	8.84%
2024	1,708	$ 17,411	$ 10.13	$ 10.29	1.15%	1.60%	2.60%	7.42%	7.86%
2023	1,840	$ 17,439	$ 9.43	$ 9.54	1.15%	1.60%	1.52%	11.47%	11.97%
2022	1,974	$ 16,758	$ 8.46	$ 8.52	1.15%	1.60%	0.90%	(16.98)%	(16.55)%
2021	2,154	$ 21,977	$ 10.19	$ 10.21	1.15%	1.60%	1.72%	3.35%	3.55%

EQ/ClearBridge Select Equity Managed Volatility (Class IB)
2025	86	$ 3,003	$ 33.19	$ 36.24	1.15%	1.60%	0.12%	5.94%	6.40%
2024	113	$ 3,695	$ 31.33	$ 34.06	1.15%	1.60%	0.32%	20.45%	20.99%
2023	115	$ 3,125	$ 26.01	$ 28.15	1.15%	1.60%	0.58%	22.63%	23.19%
2022	141	$ 3,102	$ 21.21	$ 22.85	1.15%	1.60%	0.29%	(28.25)%	(27.90)%
2021	204	$ 6,303	$ 29.56	$ 31.69	1.15%	1.60%	0.47%	23.17%	23.69%

EQ/Common Stock Index (Class IA)
2025	40	$ 25,430	$629.69	$629.69	1.15%	1.15%	0.60%	14.96%	14.96%
2024	48	$ 26,035	$547.73	$547.73	1.15%	1.15%	0.74%	21.65%	21.65%
2023	28	$ 24,893	$900.51	$900.51	1.15%	1.15%	1.10%	23.70%	23.70%
2022	31	$ 22,399	$727.99	$727.99	1.15%	1.15%	0.75%	(20.41)%	(20.41)%
2021	33	$ 29,975	$914.73	$914.73	1.15%	1.15%	0.66%	23.49%	23.49%

EQ/Common Stock Index (Class IB)
2025	301	$163,830	$606.03	$917.57	1.15%	1.70%	0.60%	14.32%	14.95%
2024	296	$166,693	$527.19	$802.66	1.15%	1.70%	0.74%	20.97%	21.65%
2023	199	$156,534	$663.53	$866.74	1.15%	1.70%	1.10%	23.01%	23.70%
2022	221	$140,459	$539.40	$700.69	1.15%	1.70%	0.75%	(20.86)%	(20.42)%
2021	246	$197,115	$681.55	$880.43	1.15%	1.70%	0.66%	22.81%	23.49%

FSA-45

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio*	Total Return Ratio**
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/Conservative Allocation (Class IB)
2025	1,275	$ 18,259	$ 13.68	$ 15.12	1.15%	1.60%	2.79%	5.80%	6.25%
2024	1,552	$ 20,959	$ 12.93	$ 14.23	1.15%	1.60%	2.88%	2.95%	3.42%
2023	1,763	$ 23,079	$ 12.56	$ 13.76	1.15%	1.60%	2.21%	6.17%	6.75%
2022	2,034	$ 25,028	$ 11.83	$ 12.89	1.15%	1.60%	1.37%	(13.96)%	(13.61)%
2021	2,346	$ 33,514	$ 13.75	$ 14.92	1.15%	1.60%	1.37%	1.10%	1.57%

EQ/Conservative-Plus Allocation (Class IB)
2025	1,126	$ 20,379	$ 17.85	$ 18.96	1.15%	1.70%	2.45%	7.14%	7.79%
2024	1,289	$ 21,740	$ 16.66	$ 17.59	1.15%	1.70%	2.45%	5.24%	5.77%
2023	1,571	$ 25,062	$ 15.19	$ 16.63	1.15%	1.60%	1.97%	9.12%	9.62%
2022	1,732	$ 25,270	$ 14.52	$ 15.17	1.15%	1.70%	1.16%	(16.02)%	(15.53)%
2021	2,119	$ 36,667	$ 17.29	$ 17.96	1.15%	1.70%	2.12%	4.92%	5.52%

EQ/Core Bond Index (Class IB)
2025	2,342	$ 33,674	$ 13.23	$ 18.58	0.50%	1.70%	2.93%	4.59%	5.87%
2024	2,494	$ 34,166	$ 12.65	$ 17.55	0.50%	1.70%	2.43%	0.64%	1.86%
2023	2,621	$ 35,569	$ 12.57	$ 17.23	0.50%	1.70%	2.03%	2.78%	4.05%
2022	2,833	$ 37,259	$ 12.23	$ 16.56	0.50%	1.70%	1.55%	(10.27)%	(9.16)%
2021	3,135	$ 45,849	$ 13.63	$ 18.23	0.50%	1.70%	1.38%	(3.74)%	(2.62)%

EQ/Equity 500 Index (Class IB)
2025	612	$ 87,376	$128.89	$153.94	1.15%	1.70%	0.72%	15.23%	15.88%
2024	702	$ 86,491	$111.85	$132.84	1.15%	1.70%	0.85%	22.19%	22.87%
2023	794	$ 79,941	$ 91.54	$108.11	1.15%	1.70%	1.06%	23.45%	24.14%
2022	892	$ 72,369	$ 74.15	$ 87.09	1.15%	1.70%	0.99%	(19.92)%	(19.47)%
2021	1,019	$102,883	$ 92.60	$129.79	0.50%	1.70%	0.82%	25.80%	27.33%

EQ/Franklin Small Cap Value Managed Volatility (Class IB)
2025	35	$ 888	$ 24.04	$ 26.78	1.15%	1.70%	0.88%	5.21%	5.81%
2024	55	$ 1,344	$ 22.85	$ 25.31	1.15%	1.70%	1.05%	9.17%	9.80%
2023	59	$ 1,294	$ 20.93	$ 23.05	1.15%	1.70%	1.01%	12.10%	12.77%
2022	76	$ 1,483	$ 18.67	$ 20.44	1.15%	1.70%	0.46%	(18.47)%	(18.08)%
2021	79	$ 1,904	$ 22.90	$ 24.95	1.15%	1.70%	0.33%	17.56%	18.30%

EQ/Global Equity Managed Volatility (Class IB)
2025	602	$ 26,626	$ 40.65	$ 57.35	0.50%	1.70%	0.79%	17.11%	18.54%
2024	713	$ 26,840	$ 34.71	$ 48.38	0.50%	1.70%	1.19%	10.72%	12.07%
2023	852	$ 28,899	$ 31.35	$ 43.17	0.50%	1.70%	0.87%	19.25%	20.72%
2022	941	$ 26,702	$ 26.29	$ 35.76	0.50%	1.70%	0.34%	(22.29)%	(21.34)%
2021	1,024	$ 37,331	$ 33.83	$ 45.46	0.50%	1.70%	0.87%	13.94%	15.32%

EQ/Intermediate Government Bond (Class IA)
2025	26	$ 568	$ 21.94	$ 21.94	1.15%	1.15%	2.98%	4.33%	4.33%
2024	12	$ 260	$ 21.03	$ 21.03	1.15%	1.15%	2.41%	1.20%	1.20%
2023	17	$ 345	$ 20.78	$ 20.78	1.15%	1.15%	2.63%	2.67%	2.67%
2022	17	$ 352	$ 20.24	$ 20.24	1.15%	1.15%	0.93%	(8.71)%	(8.71)%
2021	26	$ 584	$ 22.17	$ 22.17	1.15%	1.15%	0.70%	(3.23)%	(3.23)%

EQ/Intermediate Government Bond (Class IB)
2025	588	$ 10,985	$ 17.43	$ 26.58	0.50%	1.70%	2.98%	3.75%	5.06%
2024	670	$ 12,070	$ 16.80	$ 25.30	0.50%	1.70%	2.41%	0.66%	1.89%
2023	740	$ 13,240	$ 16.69	$ 24.83	0.50%	1.70%	2.63%	2.14%	3.37%
2022	837	$ 14,685	$ 16.34	$ 24.02	0.50%	1.70%	0.93%	(9.22)%	(8.11)%
2021	844	$ 16,253	$ 18.00	$ 26.14	0.50%	1.70%	0.70%	(3.79)%	(2.61)%

FSA-46

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio*	Total Return Ratio**
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/International Core Managed Volatility (Class IB)
2025	530	$ 11,545	$ 20.61	$ 27.73	0.50%	1.60%	1.26%	24.01%	25.42%
2024	648	$ 11,365	$ 16.62	$ 22.11	0.50%	1.60%	2.06%	1.65%	2.79%
2023	756	$ 13,032	$ 16.35	$ 21.51	0.50%	1.60%	1.66%	14.90%	16.21%
2022	876	$ 13,103	$ 14.23	$ 18.51	0.50%	1.60%	1.20%	(15.50)%	(14.58)%
2021	965	$ 17,031	$ 16.84	$ 21.67	0.50%	1.60%	2.23%	8.30%	9.50%

EQ/International Equity Index (Class IA)
2025	121	$ 3,444	$ 28.44	$ 28.44	1.15%	1.15%	3.60%	29.98%	29.98%
2024	137	$ 3,008	$ 21.88	$ 21.88	1.15%	1.15%	2.86%	3.65%	3.65%
2023	150	$ 3,158	$ 21.11	$ 21.11	1.15%	1.15%	2.81%	17.67%	17.67%
2022	175	$ 3,133	$ 17.94	$ 17.94	1.15%	1.15%	2.44%	(12.91)%	(12.91)%
2021	196	$ 4,044	$ 20.60	$ 20.60	1.15%	1.15%	3.07%	9.69%	9.69%

EQ/International Equity Index (Class IB)
2025	1,172	$ 29,581	$ 23.07	$ 33.50	0.50%	1.70%	3.60%	29.24%	30.86%
2024	1,316	$ 25,578	$ 17.85	$ 25.60	0.50%	1.70%	2.86%	3.12%	4.32%
2023	1,509	$ 28,333	$ 17.31	$ 24.54	0.50%	1.70%	2.81%	17.04%	18.49%
2022	1,676	$ 26,818	$ 14.79	$ 20.71	0.50%	1.70%	2.44%	(13.41)%	(12.36)%
2021	1,811	$ 33,398	$ 17.08	$ 23.63	0.50%	1.70%	3.07%	9.07%	10.37%

EQ/International Value Managed Volatility (Class IB)
2025	423	$ 12,999	$ 29.03	$ 33.09	1.15%	1.60%	2.20%	24.70%	25.25%
2024	475	$ 11,682	$ 23.28	$ 26.42	1.15%	1.60%	2.31%	(0.21)%	0.27%
2023	523	$ 12,891	$ 23.33	$ 26.35	1.15%	1.60%	2.03%	16.71%	17.27%
2022	608	$ 12,786	$ 19.99	$ 22.47	1.15%	1.60%	1.54%	(15.04)%	(14.66)%
2021	658	$ 16,299	$ 23.53	$ 26.33	1.15%	1.60%	2.12%	8.58%	9.03%

EQ/Janus Enterprise (Class IB)
2025	180	$ 8,827	$ 46.84	$ 51.47	1.15%	1.60%	0.00%	6.33%	6.81%
2024	209	$ 9,648	$ 43.18	$ 48.19	1.15%	1.70%	0.01%	12.18%	12.83%
2023	234	$ 9,584	$ 38.49	$ 42.71	1.15%	1.70%	0.03%	15.03%	15.65%
2022	260	$ 9,175	$ 33.46	$ 36.93	1.15%	1.70%	0.00%	(17.99)%	(17.53)%
2021	297	$ 12,746	$ 40.80	$ 44.78	1.15%	1.70%	0.09%	14.83%	15.50%

EQ/Large Cap Core Managed Volatility (Class IB)
2025	1,019	$ 41,988	$ 38.89	$ 52.50	0.50%	1.60%	0.76%	9.12%	10.32%
2024	1,168	$ 43,977	$ 35.64	$ 47.59	0.50%	1.60%	0.96%	21.64%	23.00%
2023	1,364	$ 42,120	$ 28.57	$ 38.69	0.50%	1.70%	1.70%	21.83%	23.33%
2022	1,543	$ 39,042	$ 23.45	$ 31.37	0.50%	1.70%	0.01%	(19.77)%	(18.81)%
2021	1,719	$ 54,057	$ 29.23	$ 38.64	0.50%	1.70%	0.39%	25.18%	26.69%

EQ/Large Cap Growth Index (Class IB)
2025	1,226	$ 66,999	$ 50.72	$ 58.86	1.15%	1.70%	0.00%	15.72%	16.39%
2024	1,415	$ 66,528	$ 43.83	$ 50.57	1.15%	1.70%	0.04%	30.10%	30.81%
2023	1,670	$ 60,179	$ 33.69	$ 38.66	1.15%	1.70%	0.23%	39.16%	39.92%
2022	1,850	$ 47,713	$ 24.21	$ 27.63	1.15%	1.70%	0.23%	(30.75)%	(30.35)%
2021	2,069	$ 76,875	$ 34.96	$ 46.02	0.50%	1.70%	0.05%	24.59%	26.08%

EQ/Large Cap Growth Managed Volatility (Class IB)
2025	1,551	$137,624	$ 80.54	$ 94.51	1.15%	1.70%	0.09%	9.18%	9.79%
2024	1,804	$145,959	$ 73.77	$ 86.08	1.15%	1.70%	0.33%	27.90%	28.61%
2023	2,118	$133,567	$ 57.68	$ 66.93	1.15%	1.70%	0.40%	36.62%	37.38%
2022	2,415	$111,086	$ 42.22	$ 48.72	1.15%	1.70%	0.07%	(31.77)%	(31.38)%
2021	2,654	$178,346	$ 61.88	$ 71.00	1.15%	1.70%	0.00%	22.27%	22.94%

FSA-47

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio*	Total Return Ratio**
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/Large Cap Value Index (Class IB)
2025	533	$ 10,719	$ 18.74	$ 20.98	1.15%	1.70%	1.21%	13.03%	13.71%
2024	562	$ 9,964	$ 16.58	$ 18.45	1.15%	1.70%	1.42%	11.65%	12.23%
2023	643	$ 10,165	$ 14.85	$ 16.44	1.15%	1.70%	1.57%	8.87%	9.45%
2022	699	$ 10,080	$ 13.64	$ 15.02	1.15%	1.70%	1.47%	(9.79)%	(9.30)%
2021	666	$ 10,641	$ 15.12	$ 18.42	0.50%	1.70%	1.26%	22.13%	23.71%

EQ/Large Cap Value Managed Volatility (Class IB)
2025	4,431	$145,034	$ 36.00	$ 50.57	0.50%	1.70%	1.32%	8.76%	10.08%
2024	5,091	$152,646	$ 33.10	$ 45.94	0.50%	1.70%	1.49%	12.17%	13.57%
2023	5,428	$148,911	$ 29.51	$ 40.45	0.50%	1.70%	1.58%	12.03%	13.40%
2022	6,112	$149,254	$ 26.34	$ 35.67	0.50%	1.70%	1.23%	(13.10)%	(12.03)%
2021	6,849	$191,969	$ 30.31	$ 40.55	0.50%	1.70%	0.92%	22.71%	24.20%

EQ/Mid Cap Index (Class IB)
2025	599	$ 22,850	$ 35.43	$ 48.18	0.50%	1.70%	0.81%	5.04%	6.31%
2024	684	$ 24,722	$ 33.73	$ 45.32	0.50%	1.70%	0.85%	11.25%	12.62%
2023	785	$ 25,427	$ 30.32	$ 40.24	0.50%	1.70%	1.00%	13.77%	15.17%
2022	861	$ 24,437	$ 26.65	$ 34.94	0.50%	1.70%	0.96%	(15.07)%	(14.03)%
2021	925	$ 30,758	$ 31.38	$ 40.64	0.50%	1.70%	0.60%	21.82%	23.26%

EQ/Mid Cap Value Managed Volatility (Class IB)
2025	807	$ 35,680	$ 40.73	$ 47.79	1.15%	1.70%	1.15%	3.19%	3.76%
2024	932	$ 39,849	$ 39.47	$ 46.06	1.15%	1.70%	1.34%	9.76%	10.38%
2023	1,075	$ 41,673	$ 35.96	$ 41.73	1.15%	1.70%	1.41%	11.26%	11.88%
2022	1,204	$ 41,875	$ 32.32	$ 37.30	1.15%	1.70%	0.90%	(16.03)%	(15.53)%
2021	1,328	$ 54,864	$ 38.49	$ 44.16	1.15%	1.70%	0.55%	25.25%	25.92%

EQ/Moderate Allocation (Class IA)
2025	92	$ 9,105	$ 98.77	$ 98.77	1.15%	1.15%	2.25%	8.90%	8.90%
2024	108	$ 9,771	$ 90.70	$ 90.70	1.15%	1.15%	2.54%	6.67%	6.67%
2023	128	$ 10,861	$ 85.03	$ 85.03	1.15%	1.15%	1.85%	11.06%	11.06%
2022	149	$ 11,370	$ 76.56	$ 76.56	1.15%	1.15%	1.20%	(16.44)%	(16.44)%
2021	168	$ 15,362	$ 91.62	$ 91.62	1.15%	1.15%	2.50%	7.17%	7.17%

EQ/Moderate Allocation (Class IB)
2025	911	$ 75,751	$ 74.10	$120.30	0.50%	1.70%	2.25%	8.33%	9.66%
2024	1,085	$ 83,048	$ 68.40	$109.70	0.50%	1.70%	2.54%	6.08%	7.37%
2023	1,244	$ 89,349	$ 64.48	$102.17	0.50%	1.70%	1.85%	10.45%	11.80%
2022	1,405	$ 91,197	$ 58.38	$ 91.39	0.50%	1.70%	1.20%	(16.91)%	(15.89)%
2021	1,564	$121,849	$ 70.26	$108.66	0.50%	1.70%	2.50%	6.58%	7.87%

EQ/Moderate-Plus Allocation (Class IB)
2025	1,951	$ 50,620	$ 26.81	$ 27.43	1.15%	1.70%	1.89%	9.61%	10.25%
2024	2,179	$ 51,400	$ 24.46	$ 24.88	1.15%	1.70%	2.31%	8.86%	9.46%
2023	2,520	$ 54,438	$ 22.47	$ 22.73	1.15%	1.70%	1.59%	13.37%	13.99%
2022	2,794	$ 53,097	$ 19.82	$ 19.94	1.15%	1.70%	1.01%	(18.47)%	(17.98)%
2021	3,078	$ 71,487	$ 24.31	$ 24.31	1.15%	1.70%	3.41%	10.80%	11.36%

EQ/Money Market (Class IA)
2025	97	$ 3,147	$ 32.54	$ 32.54	1.15%	1.15%	3.58%	2.39%	2.39%
2024	87	$ 2,762	$ 31.78	$ 31.78	1.15%	1.15%	4.54%	3.48%	3.48%
2023	87	$ 2,684	$ 30.71	$ 30.71	1.15%	1.15%	4.33%	3.26%	3.26%
2022	98	$ 2,916	$ 29.74	$ 29.74	1.15%	1.15%	1.13%	(0.07)%	(0.07)%
2021	97	$ 2,885	$ 29.76	$ 29.76	1.15%	1.15%	0.00%	(0.97)%	(0.97)%

FSA-48

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Concluded)

	At the year ended				For the year ended
	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio*	Total Return Ratio**
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/Money Market (Class IB)
2025	624	$ 17,624	$ 24.62	$ 52.75	0.00%	1.70%	3.58%	1.90%	3.65%
2024	602	$ 16,562	$ 24.16	$ 50.89	0.00%	1.70%	4.54%	2.90%	4.67%
2023	807	$ 21,887	$ 23.48	$ 48.62	0.00%	1.70%	4.33%	2.67%	4.47%
2022	909	$ 23,837	$ 22.87	$ 46.54	0.00%	1.70%	1.13%	(0.61)%	1.09%
2021	831	$ 21,895	$ 23.01	$ 46.04	0.00%	1.70%	0.00%	(1.54)%	0.17%

EQ/Quality Bond PLUS (Class IB)
2025	853	$ 13,914	$ 14.82	$ 21.91	0.50%	1.70%	3.29%	4.51%	5.74%
2024	984	$ 15,298	$ 14.18	$ 20.72	0.50%	1.70%	2.95%	0.00%	1.27%
2023	1,078	$ 16,647	$ 14.18	$ 20.46	0.50%	1.70%	2.02%	2.46%	3.70%
2022	1,218	$ 18,282	$ 13.84	$ 19.73	0.50%	1.70%	0.63%	(11.73)%	(10.68)%
2021	1,353	$ 22,982	$ 15.68	$ 22.09	0.50%	1.70%	0.73%	(3.74)%	(2.60)%

EQ/Small Company Index (Class IB)
2025	216	$ 10,877	$ 46.22	$ 54.03	1.15%	1.70%	0.80%	10.68%	11.29%
2024	263	$ 11,926	$ 41.76	$ 48.55	1.15%	1.70%	1.24%	9.23%	9.84%
2023	301	$ 12,508	$ 38.23	$ 44.20	1.15%	1.70%	1.10%	14.80%	15.46%
2022	345	$ 12,425	$ 33.30	$ 38.28	1.15%	1.70%	0.89%	(21.16)%	(20.75)%
2021	373	$ 16,990	$ 42.24	$ 56.52	0.50%	1.70%	0.60%	13.09%	14.48%

Multimanager Technology (Class IB)
2025	345	$ 33,655	$ 91.30	$122.16	0.50%	1.70%	0.00%	23.75%	25.27%
2024	419	$ 32,784	$ 73.78	$ 97.52	0.50%	1.70%	0.00%	23.94%	25.46%
2023	513	$ 32,372	$ 59.53	$ 77.73	0.50%	1.70%	0.00%	47.02%	48.79%
2022	570	$ 24,364	$ 40.49	$ 52.24	0.50%	1.70%	0.00%	(38.36)%	(37.61)%
2021	658	$ 45,581	$ 65.69	$ 83.73	0.50%	1.70%	0.00%	18.77%	20.22%

*	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset charges, that result in direct reductions in the unit values. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
**	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premiums and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2025 through April 9, 2026, the date on which the financial statements were issued. Except as noted below, there were no transactions or events that require adjustment to or disclosure in the accompanying financial statements.

Equitable Financial is a wholly-owned subsidiary of Equitable Financial Services, LLC, a Delaware corporation and a wholly-owned direct subsidiary of the Equitable Holdings. On March 26, 2026, Equitable Holdings, Inc., a Delaware corporation (“Equitable”), entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among Equitable, Corebridge Financial, Inc., a Delaware corporation (“Corebridge”), Mountain Holding, Inc., a newly formed Delaware corporation and wholly-owned subsidiary of Corebridge (“HoldCo”), Marcy Holding, Inc., a newly formed Delaware corporation and a wholly-owned subsidiary of HoldCo (“Equitable Merger Sub”), and Palisade Holding, Inc., a newly formed Delaware corporation and a wholly-owned subsidiary of HoldCo (“Corebridge Merger Sub”).

FSA-49

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Concluded)

December 31, 2025

9.	Subsequent Events (Concluded)

Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all stock merger transaction to combine their respective businesses by: (a) Corebridge Merger Sub merging with and into Corebridge, with Corebridge surviving such merger as a wholly-owned subsidiary of HoldCo (the “Corebridge Merger”), (b) immediately following the consummation of the Corebridge Merger, Equitable Merger Sub merging with and into Equitable, with Equitable surviving such merger as a wholly-owned subsidiary of HoldCo (the “Equitable Merger” and, together with the Corebridge Merger, the “Mergers”), and (c) as of the closing of the Mergers (the “Closing”), changing the name of HoldCo to “Equitable Holdings, Inc.”.

The Merger Agreement and the consummation of the transactions contemplated by the Merger Agreement have been unanimously approved by the boards of directors of both companies. The transaction is expected to close by year-end of 2026, subject to customary closing conditions, including the receipt of required regulatory approvals and approval of shareholders of both Corebridge and Equitable.

FSA-50